Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating revenues
Drilling - U.S. Land	$ 2,100,508	$ 1,412,495	$ 1,441,164
Drilling - Offshore	201,417	202,734	204,702
Drilling - International Land	226,849	247,179	187,099
Other	15,120	12,754	10,775
Total operating revenues	2,543,894	1,875,162	1,843,740
Operating costs and expenses
Operating costs, excluding depreciation	1,432,602	1,071,959	944,780
Depreciation	315,468	262,658	227,535
Research and development	15,764	12,262	9,671
General and administrative	91,452	81,479	58,822
Gain from involuntary conversion of long-lived assets			(541)
Income from asset sales	(13,903)	(4,992)	(5,402)
Total operating costs and other	1,841,383	1,423,366	1,234,865
Operating income from continuing operations	702,511	451,796	608,875
Other income (expense)
Interest and dividend income	1,951	1,811	2,755
Interest expense	(17,355)	(17,158)	(13,590)
Gain on sale of investment securities	913
Other	(953)	1,787	245
Total other income (expense)	(15,444)	(13,560)	(10,590)
Income from continuing operations before income taxes and equity in income of affiliate	687,067	438,236	598,285
Income tax provision	252,399	152,155	227,850
Equity in income of affiliate net of income taxes			10,111
Income from continuing operations	434,668	286,081	380,546
Loss from discontinued operations before income taxes	(487)	(125,944)	(22,470)
Income tax provision (benefit)	(5)	3,825	4,531
Loss from discontinued operations	(482)	(129,769)	(27,001)
NET INCOME	$ 434,186	$ 156,312	$ 353,545
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 4.06	$ 2.7	$ 3.61
Loss from discontinued operations (in dollars per share)		$ (1.23)	$ (0.26)
Net income (in dollars per share)	$ 4.06	$ 1.47	$ 3.35
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 3.99	$ 2.66	$ 3.56
Loss from discontinued operations (in dollars per share)		$ (1.21)	$ (0.25)
Net income (in dollars per share)	$ 3.99	$ 1.45	$ 3.31
Weighted average shares outstanding (in thousands):
Basic (in shares)	106,643	105,711	105,364
Diluted (in shares)	108,632	107,404	106,608

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 364,246	$ 63,020
Accounts receivable, less reserve of $776 in 2011 and $830 in 2010	460,540	457,659
Inventories	54,407	43,402
Deferred income taxes	19,855	14,282
Prepaid expenses and other	49,736	64,171
Current assets of discontinued operations	7,529	10,270
Total current assets	956,313	652,804
INVESTMENTS	347,924	320,712
PROPERTY, PLANT AND EQUIPMENT, at cost:
Contract drilling equipment	4,834,985	4,285,277
Construction in progress	232,703	154,595
Real estate properties	61,476	61,735
Other	211,897	182,087
PROPERTY, PLANT AND EQUIPMENT, gross	5,341,061	4,683,694
Less - Accumulated depreciation	1,663,991	1,408,674
Net property, plant and equipment	3,677,070	3,275,020
NONCURRENT ASSETS:
Other assets	22,584	16,834
TOTAL ASSETS	5,003,891	4,265,370
CURRENT LIABILITIES:
Accounts payable	103,852	80,534
Accrued liabilities	192,898	144,112
Long-term debt due within one year	115,000
Current liabilities of discontinued operations	4,979	7,992
Total current liabilities	416,729	232,638
NONCURRENT LIABILITIES:
Long-term debt	235,000	360,000
Deferred income taxes	975,280	771,383
Other	104,285	91,606
Noncurrent liabilities of discontinued operations	2,550	2,278
Total noncurrent liabilities	1,317,115	1,225,267
SHAREHOLDERS' EQUITY:
Common stock, $.10 par value, 160,000,000 shares authorized, 107,243,473 and 107,057,904 shares issued as of September 30, 2011 and 2010, respectively and 107,086,324 and 105,819,161 shares outstanding as of September 30, 2011 and 2010, respectively	10,724	10,706
Preferred stock, no par value, 1,000,000 shares authorized, no shares issued
Additional paid-in capital	210,909	191,900
Retained earnings	2,954,210	2,547,917
Accumulated other comprehensive income	98,908	84,107
Total shareholders' equity before treasury stock	3,274,751	2,834,630
Less treasury stock, 157,149 shares in 2011 and 1,238,743 shares in 2010, at cost	4,704	27,165
Total shareholders' equity	3,270,047	2,807,465
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,003,891	$ 4,265,370

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets
Accounts receivable, reserve (in dollars)	$ 776	$ 830
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued	107,243,473	107,057,904
Common stock, shares outstanding	107,086,324	105,819,161
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Treasury stock, shares	157,149	1,238,743

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Comprehensive Income
Balance at Sep. 30, 2008	$ 2,265,474	$ 10,706	$ 169,497	$ 2,082,518	$ 38,407	$ (35,654)
Balance (in shares) at Sep. 30, 2008		107,058				1,835
Comprehensive Income:
Net income	353,545			353,545			353,545
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	88,519				88,519		88,519
Amortization of net periodic benefit costs - net of actuarial gain	(14,475)				(14,475)		(14,475)
Total other comprehensive income (loss)	74,044						74,044
Total comprehensive income	427,589						427,589
Capital adjustment of equity investee	174		174
Dividends declared ( $.26, $.22 and $.20 per share for the year ended 2011, 2010 and 2009 respectively)	(21,121)			(21,121)
Exercise of stock options	1,272		(1,978)			3,250
Exercise of stock options (in shares)						(197)
Tax benefit of stock-based awards, including excess tax benefits of $13.4, $3.9 and $1.2 million for the year ended 2011, 2010 and 2009 respectively	1,273		1,273
Treasury stock issued for vested restricted stock			(1,275)			1,275
Treasury stock issued for vested restricted stock (in shares)						(66)
Stock-based compensation	8,348		8,348
Balance at Sep. 30, 2009	2,683,009	10,706	176,039	2,414,942	112,451	(31,129)
Balance (in shares) at Sep. 30, 2009		107,058				1,572
Comprehensive Income:
Net income	156,312			156,312			156,312
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	(22,885)				(22,885)		(22,885)
Amortization of net periodic benefit costs - net of actuarial gain	(5,459)				(5,459)		(5,459)
Total other comprehensive income (loss)	(28,344)						(28,344)
Total comprehensive income	127,968						127,968
Dividends declared ( $.26, $.22 and $.20 per share for the year ended 2011, 2010 and 2009 respectively)	(23,337)			(23,337)
Exercise of stock options	(202)		(2,721)			2,519
Exercise of stock options (in shares)						(263)
Tax benefit of stock-based awards, including excess tax benefits of $13.4, $3.9 and $1.2 million for the year ended 2011, 2010 and 2009 respectively	4,172		4,172
Treasury stock issued for vested restricted stock			(1,445)			1,445
Treasury stock issued for vested restricted stock (in shares)						(70)
Stock-based compensation	15,855		15,855
Balance at Sep. 30, 2010	2,807,465	10,706	191,900	2,547,917	84,107	(27,165)
Balance (in shares) at Sep. 30, 2010		107,058				1,239
Comprehensive Income:
Net income	434,186			434,186			434,186
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	18,414				18,414		18,414
Amortization of net periodic benefit costs - net of actuarial gain	(3,613)				(3,613)		(3,613)
Total other comprehensive income (loss)	14,801						14,801
Total comprehensive income	448,987						448,987
Dividends declared ( $.26, $.22 and $.20 per share for the year ended 2011, 2010 and 2009 respectively)	(27,893)			(27,893)
Exercise of stock options	15,441	18	(3,942)			19,365
Exercise of stock options (in shares)		185				(948)
Tax benefit of stock-based awards, including excess tax benefits of $13.4, $3.9 and $1.2 million for the year ended 2011, 2010 and 2009 respectively	13,946		13,946
Treasury stock issued for vested restricted stock			(3,096)			3,096
Treasury stock issued for vested restricted stock (in shares)						(134)
Stock-based compensation	12,101		12,101
Balance at Sep. 30, 2011	$ 3,270,047	$ 10,724	$ 210,909	$ 2,954,210	$ 98,908	$ (4,704)
Balance (in shares) at Sep. 30, 2011		107,243				157

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Shareholders' Equity
Dividends declared, per share (in dollars per share)	$ 0.26	$ 0.22	$ 0.2
Tax benefit of stock-based awards, excess tax benefits	$ 13.4	$ 3.9	$ 1.2

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
OPERATING ACTIVITIES:
Net income	$ 434,186	$ 156,312	$ 353,545
Adjustment for loss from discontinued operations	482	129,769	27,001
Income from continuing operations	434,668	286,081	380,546
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	315,468	262,658	227,535
Provision for (recovery of) bad debt	106	206	(645)
Equity in income of affiliate before income taxes			(16,308)
Stock-based compensation	12,101	15,855	8,348
Gain on sale of investment securities	(913)
Gain from involuntary conversion of long-lived assets			(541)
Income from asset sales	(13,903)	(4,992)	(5,402)
Deferred income tax expense	187,651	105,691	158,153
Other		79	(244)
Change in assets and liabilities:
Accounts receivable	(2,987)	(223,916)	156,863
Inventories	(11,005)	(3,858)	(10,981)
Prepaid expenses and other	12,623	(12,800)	(9,442)
Accounts payable	17,362	16,760	(24,996)
Accrued liabilities	20,483	14,031	2,672
Deferred income taxes	251	2,453	8,234
Other noncurrent liabilities	6,129	8,402	(1,525)
Net cash provided by operating activities from continuing operations	978,034	466,650	872,267
Net cash provided by (used in) operating activities from discontinued operations	(482)	(4,362)	23,672
Net cash provided by operating activities	977,552	462,288	895,939
INVESTING ACTIVITIES:
Capital expenditures	(694,264)	(329,572)	(876,839)
Acquisition of TerraVici Drilling Solutions	(4,000)		(16)
Proceeds from asset sales	26,795	7,867	8,069
Insurance proceeds from involuntary conversion			541
Purchase of short-term investments		(16)	(12,500)
Proceeds from sale of investments	3,932	12,516
Net cash used in investing activities from continuing operations	(667,537)	(309,205)	(880,745)
Net cash used in investing activities from discontinued operations		(55)	(3,284)
Net cash used in investing activities	(667,537)	(309,260)	(884,029)
FINANCING ACTIVITIES:
Decrease in notes payable			(1,733)
Decrease in long-term debt			(25,000)
Proceeds from line of credit	10,000	895,000	3,840,000
Payments on line of credit	(20,000)	(1,060,000)	(3,790,000)
Increase (decrease) in bank overdraft		(2,038)	2,038
Dividends paid	(26,741)	(22,254)	(21,111)
Exercise of stock options	15,441	(202)	1,272
Excess tax benefit from stock-based compensation	12,511	3,344	1,217
Net cash provided by (used in) financing activities	(8,789)	(186,150)	6,683
Net increase (decrease) in cash and cash equivalents	301,226	(33,122)	18,593
Cash and cash equivalents, beginning of period	63,020	96,142	77,549
Cash and cash equivalents, end of period	$ 364,246	$ 63,020	$ 96,142

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Helmerich & Payne, Inc. and its wholly-owned subsidiaries. Fiscal years of our foreign operations end on August 31 to facilitate reporting of consolidated results. There were no significant intervening events which materially affected the financial statements.

BASIS OF PRESENTATION

We classified the Venezuelan operation, an operating segment within the International Land segment, as a discontinued operation in the third quarter of fiscal 2010, as more fully described in Note 2. Unless indicated otherwise, the information in the Notes to Consolidated Financial Statements relates only to our continuing operations.

FOREIGN CURRENCIES

The functional currency for all our foreign operations is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the period. Income statement accounts are translated at average rates for the year. Gains and losses from remeasurement of foreign currency financial statements and foreign currency translations into U.S. dollars are included in direct operating costs. Aggregate foreign currency remeasurement and transaction losses included in direct operating costs totaled  $1.2 million,  $0.5 million and  $3.0 million in fiscal 2011, 2010 and 2009, respectively.

USE OF ESTIMATES

The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

On October 1, 2010, we adopted Accounting Standards Update ("ASU") No. 2009-13, Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force (Topic 605), which amended the revenue guidance under Accounting Standards Codification ("ASC") 605. The adoption had no impact on the Consolidated Financial Statements.

On September 15, 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-08, Intangibles—Goodwill and Other (ASC Topic 350): Testing Goodwill for Impairment. ASU No. 2011-08 modifies the impairment test for goodwill and indefinite lived intangibles so that it is no longer required to calculate the fair value of a reporting unit unless the Company believes, based on qualitative factors, it is more likely than not that the reporting unit's or indefinite lived intangible asset's fair value is less than the carrying value. ASU No. 2011-08 is effective for fiscal years that begin after December 15, 2011, with early adoption allowed. We elected to early adopt ASU No. 2011-08 effective September 15, 2011, with no impact on the Consolidated Financial Statements.

CASH AND CASH EQUIVALENTS

Cash equivalents consist of investments in short-term, highly liquid securities having original maturities of three months or less. The carrying values of these assets approximate their fair values. We primarily utilize a cash management system with a series of separate accounts consisting of lockbox accounts for receiving cash, concentration accounts, and several "zero-balance" disbursement accounts for funding payroll and accounts payable. As a result of our cash management system, checks issued, but not presented to the banks for payment, may create negative book cash balances. Checks outstanding in excess of related book cash balances are included in accounts payable where applicable and included as a financing activity in the Consolidated Statements of Cash Flows.

RESTRICTED CASH AND CASH EQUIVALENTS

We had restricted cash and cash equivalents of  $18.0 million and  $14.8 million at September 30, 2011 and 2010, respectively. Restricted cash is primarily for the purpose of potential insurance claims in our wholly-owned captive insurance company. Of the total at September 30, 2011,  $2.0 million is from the initial capitalization of the captive company and management has elected to restrict an additional  $16.0 million. The restricted amounts are primarily invested in short-term money market securities.

The restricted cash and cash equivalents are reflected in the balance sheet as follows:

September 30,	2011	2010
	(in thousands)
Other current assets	$16,015	$12,848
Other assets	$2,000	$2,000

INVENTORIES AND SUPPLIES

Inventories and supplies are primarily replacement parts and supplies held for use in our drilling operations. Inventories and supplies are valued at the lower of cost (moving average or actual) or market value.

INVESTMENTS

We maintain investments in equity securities of unaffiliated companies. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

We regularly review investment securities for impairment based on criteria that include the extent to which the investment's carrying value exceeds its related fair value, the duration of the market decline and the financial strength and specific prospects of the issuer of the security. Unrealized losses that are other than temporary are recognized in earnings.

Investments in companies owned from 20 to 50 percent are accounted for using the equity method by recognizing our proportionate share of the income or loss of the investee. Effective April 1, 2009, Atwood Oceanics, Inc. ("Atwood") was accounted for as an available-for-sale investment, as we determined that we no longer had the ability to exercise significant influence over operating and financial policies at Atwood and discontinued accounting for Atwood using the equity method. The investment in Atwood is now recorded at fair value with changes deferred as a component of other comprehensive income. We have no other equity method investments.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation. Substantially all property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets (contract drilling equipment, 4-15 years; real estate buildings and equipment, 10-45 years; and other, 2-23 years). Depreciation in the Consolidated Statements of Income includes abandonments of  $4.9 million,  $4.2 million and  $5.3 million for fiscal 2011, 2010 and 2009, respectively. The cost of maintenance and repairs is charged to direct operating cost, while betterments and refurbishments are capitalized.

During the quarter ended September 30, 2011, we made a decision to reclassify two land rigs in the U.S. Land segment previously presented as assets held for sale during fiscal 2011 to property and equipment, due to our intention to utilize such equipment in operations. A third land rig previously presented as held for sale during fiscal 2011 was sold during the fourth quarter. Effective September 30, 2011, we decommissioned seven idle mechanical highly mobile rigs.

We lease office space and equipment for use in operations. Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital leases or operating leases as appropriate under ASC 840, Leases. We do not have significant capital leases.

CAPITALIZATION OF INTEREST

We capitalize interest on major projects during construction. Interest is capitalized based on the average interest rate on related debt. Capitalized interest for fiscal 2011, 2010 and 2009 was  $8.2 million,  $6.4 million and  $6.6 million, respectively.

VALUATION OF LONG-LIVED ASSETS

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Changes that could prompt such an assessment include a significant decline in revenue or cash margin per day, extended periods of low rig utilization, changes in market demand for a specific asset, obsolescence, completion of specific contracts and/or overall general market conditions. If a review of the long-lived assets indicates that the carrying value of certain of these assets is more than the estimated undiscounted future cash flows, an impairment charge is made to adjust the carrying value down to the estimated fair value of the asset. The fair value of drilling rigs is determined based upon estimated discounted future cash flows or estimated fair market value, if available. Cash flows are estimated by management considering factors such as prospective market demand, recent changes in rig technology and its effect on each rig's marketability, any cash investment required to make a rig marketable, suitability of rig size and make up to existing platforms, and competitive dynamics due to lower industry utilization.

SELF INSURANCE ACCRUALS

We have accrued a liability for estimated worker's compensation and other casualty claims incurred. The liability for other benefits to former or inactive employees after employment but before retirement is not material.

DRILLING REVENUES

Contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized on a straight-line basis over the term of the related drilling contract. Costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as revenues and direct costs. Reimbursements for fiscal 2011, 2010 and 2009 were  $251.0 million,  $145.7 million and  $136.3 million, respectively. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

RENT REVENUES

We enter into leases with tenants in our rental properties consisting primarily of retail and multi-tenant warehouse space. The lease terms of tenants occupying space in the retail centers and warehouse buildings generally range from one to eleven years. Minimum rents are recognized on a straight-line basis over the term of the related leases. Overage and percentage rents are based on tenants' sales volume. Recoveries from tenants for property taxes and operating expenses are recognized in other operating revenues in the Consolidated Statements of Income. Our rent revenues are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)

Minimum rents	$8,941	$8,613	$8,803
Overage and percentage rents	$1,135	$1,241	$1,414

At September 30, 2011, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2012	$7,156
2013	5,706
2014	4,712
2015	3,696
2016	2,535
Thereafter	7,698

Total	$31,503

Leasehold improvement allowances are capitalized and amortized over the lease term.

At September 30, 2011 and 2010, the cost and accumulated depreciation for real estate properties were as follows:

September 30,	2011	2010
	(in thousands)

Real estate properties	$61,476	$61,735
Accumulated depreciation	(39,665)	(39,030)

	$21,811	$22,705

INCOME TAXES

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial basis and the tax basis of our assets and liabilities.

We provide for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed in ASC 740, Income Taxes, which was adopted effective October 1, 2007, and is more fully discussed in Note 4. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in other expense in the Consolidated Statements of Income.

EARNINGS PER SHARE

Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

STOCK-BASED COMPENSATION

We record compensation expense associated with stock options in accordance with ASC 718, Compensation—Stock Compensation. Compensation expense is determined using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate, volatility, dividend yield and expected remaining term of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Stock-based compensation is recognized on a straight-line basis over the requisite service periods of the stock awards, which is generally the vesting period. Compensation expense related to stock options is recorded as a component of general and administrative expenses in the Consolidated Statements of Income.

TREASURY STOCK

Treasury stock purchases are accounted for under the cost method whereby the cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to additional paid-in capital using the average-cost method.

NEW ACCOUNTING STANDARDS

On January 21, 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements. The disclosure requirements requiring reporting entities to provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy were adopted on December 15, 2009 with no impact on the Consolidated Financial Statements. Effective for fiscal years beginning after December 15, 2010, a reconciliation of purchases, sales, issuance and settlements of financial instruments valued with a Level 3 method, which is used to price the hardest to value instruments, will be required. We currently believe the adoption related to Level 3 financial instruments will have no impact on the Consolidated Financial Statements.

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 is intended to create consistency between U.S. GAAP and International Financial Reporting Standards ("IFRS") on the definition of fair value and on the guidance on how to measure fair value and on what to disclose about fair value measurements. ASU No. 2011-04 will be effective for financial statements issued for fiscal periods beginning after December 15, 2011, with early adoption prohibited for public entities. We do not expect the adoption of these provisions to have a material impact on the Consolidated Financial Statements.

On June 16, 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU No. 2011-05 was issued to increase the prominence of other comprehensive income ("OCI") in financial statements. The guidance provides two options for presenting OCI. An OCI statement can be included with the net income statement, which together will make a statement of total comprehensive income. Alternatively, an OCI statement can be separate from a net income statement but the two statements will have to appear consecutively within a financial report. ASU No. 2011-05 will be applied retrospectively and is effective for fiscal periods beginning after December 15, 2011 with early adoption permitted. We are currently evaluating the method of presentation and the timing of adoption but the adoption will have no impact on the Consolidated Financial Statements.

DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 2 DISCONTINUED OPERATIONS

On June 30, 2010, the Official Gazette of Venezuela published the Decree of Venezuelan President Hugo Chavez, which authorized the "forceful acquisition" of eleven rigs owned by our Venezuelan subsidiary. The Decree also authorized the seizure of "all the personal and real property and other improvements" used by our Venezuelan subsidiary in its drilling operations. The seizing of our assets became effective June 30, 2010, and met the criteria established for recognition as discontinued operations under accounting standards for presentation of financial statements. Therefore, operations from the Venezuelan subsidiary, an operating segment within the International Land segment, have been classified as discontinued operations in our Consolidated Financial Statements.

As a result of the seizing of our assets in the third quarter of fiscal 2010, we derecognized our Venezuela property and equipment and warehouse inventory and wrote off our accounts receivable, payables and other deferred charges and credits as related future cash inflows and outflows associated with them were no longer expected to occur. Due to the inability of our Venezuelan subsidiary to obtain approval for a dividend to its U.S. based parent, we also impaired cash in an amount equivalent to the dividend request. The remaining cash was classified as restricted cash, a current asset from discontinued operations, to meet remaining in-country current obligations.

Summarized operating results from discontinued operations are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)

Revenue	$—	$13,534	$50,298
Loss before income taxes	(487)	(125,944)	(22,470)
Income tax provision (benefit)	(5)	3,825	4,531

Loss from discontinued operations	$(482)	$(129,769)	$(27,001)

Significant categories of assets and liabilities from discontinued operations are as follows:

September 30,	2011	2010
	(in thousands)
Other current assets	$7,529	$10,270

Total assets	$7,529	$10,270

Total current liabilities	$4,979	$7,992
Total noncurrent liabilities	2,550	2,278

Total liabilities	$7,529	$10,270

Liabilities consist of municipal and income taxes payable and social obligations due within the country of Venezuela.

DEBT	12 Months Ended
Sep. 30, 2011
DEBT
DEBT

NOTE 3 DEBT

At September 30, 2011 and 2010, we had  $235 million and  $360 million, respectively, in unsecured long-term debt outstanding at rates and maturities shown in the following table:

	September 30,
	2011	2010
	(in thousands)
Unsecured intermediate debt issued August 15, 2002:
Series C, due August 15, 2012, 6.46%	$75,000	$75,000
Series D, due August 15, 2014, 6.56%	75,000	75,000
Unsecured senior notes issued July 21, 2009:
Due July 21, 2012, 6.10%	40,000	40,000
Due July 21, 2013, 6.10%	40,000	40,000
Due July 21, 2014, 6.10%	40,000	40,000
Due July 21, 2015, 6.10%	40,000	40,000
Due July 21, 2016, 6.10%	40,000	40,000
Unsecured senior credit facility due December 18, 2011, .61%	—	10,000

	$350,000	$360,000
Less long-term debt due within one year	115,000	—

Long-term debt	$235,000	$360,000

The intermediate unsecured debt outstanding at September 30, 2011 matures over a period from August 2012 to August 2014 and carries a weighted-average interest rate of 6.53 percent, which is paid semi-annually. The terms require that we maintain a minimum ratio of debt to total capitalization of less than 55 percent. The debt is held by various entities, including  $3 million held by a company affiliated with one of our Board members.

We have  $200 million senior unsecured fixed-rate notes that mature over a period from July 2012 to July 2016. Interest on the notes is paid semi-annually based on an annual rate of 6.10 percent. We will make five equal annual principal repayments of  $40 million starting on July 21, 2012. Financial covenants require us to maintain a funded leverage ratio of less than 55 percent and an interest coverage ratio (as defined) of not less than 2.50 to 1.00.

We have an agreement with a multi-bank syndicate for a  $400 million senior unsecured credit facility maturing December 2011. While we have the option to borrow at the prime rate for maturities of less than 30 days, all the borrowings over the life of the facility have accrued interest at a spread over the London Interbank Bank Offered Rate ("LIBOR"). We pay a commitment fee based on the unused balance of the facility. The spread over LIBOR as well as the commitment fee is determined according to a scale based on a ratio of our total debt to total capitalization. The LIBOR spread ranges from .30 percent to .45 percent depending on the ratio. At September 30, 2011, the LIBOR spread on borrowings was .35 percent and the commitment fee was .075 percent per annum. At September 30, 2011, we had two letters of credit totaling  $21.9 million under the facility and no borrowings against the facility leaving  $378.1 million available to borrow. Subsequent to September 30, 2011, we funded two collateral trusts and terminated both letters of credit. Financial covenants in the facility require we maintain a funded leverage ratio (as defined) of less than 50 percent and an interest coverage ratio (as defined) of not less than 3.00 to 1.00. We do not anticipate that we will require additional financing in the near future and therefore the  $400 million senior unsecured facility may be allowed to expire at maturity.

The applicable agreements for all unsecured debt described in this Note 3 contain additional terms, conditions and restrictions that we believe are usual and customary in unsecured debt arrangements for companies that are similar in size and credit quality. At September 30, 2011, we were in compliance with all debt covenants.

At September 30, 2011, aggregate maturities of long-term debt are as follows (in thousands):

Years ending September 30,

2012	$115,000
2013	40,000
2014	115,000
2015	40,000
2016	40,000

$350,000

INCOME TAXES	12 Months Ended
Sep. 30, 2011
INCOME TAXES
INCOME TAXES

NOTE 4 INCOME TAXES

The components of the provision for income taxes are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)

Current:
Federal	$42,377	$31,312	$45,780
Foreign	14,259	13,215	13,442
State	8,112	1,937	8,889

	64,748	46,464	68,111

Deferred:
Federal	185,076	100,206	148,367
Foreign	(4,117)	7,846	2,865
State	6,692	(2,361)	8,507

	187,651	105,691	159,739

Total provision	$252,399	$152,155	$227,850

The amounts of domestic and foreign income before income taxes and equity in income of affiliate are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Domestic	$666,073	$389,383	$571,028
Foreign	20,994	48,853	27,257

	$687,067	$438,236	$598,285

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. Recoverability of any tax assets are evaluated and necessary allowances are provided. The carrying value of the net deferred tax assets is based on management's judgments using certain estimates and assumptions that we will be able to generate sufficient future taxable income in certain tax jurisdictions to realize the benefits of such assets. If these estimates and related assumptions change in the future, additional valuation allowances may be recorded against the deferred tax assets resulting in additional income tax expense in the future.

The components of our net deferred tax liabilities are as follows:

September 30,	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$898,657	$703,404
Available-for-sale securities	119,464	107,917
Other	62	136

Total deferred tax liabilities	1,018,183	811,457

Deferred tax assets:
Pension reserves	14,260	15,549
Self-insurance reserves	8,344	4,249
Net operating loss and foreign tax credit carryforwards	54,967	45,343
Financial accruals	36,672	31,102
Other	3,224	3,456

Total deferred tax assets	117,467	99,699
Valuation allowance	54,709	45,343

Net deferred tax assets	62,758	54,356

Net deferred tax liabilities	$955,425	$757,101

The change in our net deferred tax assets and liabilities is impacted by foreign currency remeasurement.

As of September 30, 2011, we had state and foreign net operating loss carryforwards for income tax purposes of  $10.3 million and  $29.0 million, respectively, and foreign tax credit carryforwards of approximately  $47.0 million (of which  $44.0 million is reflected as a deferred tax asset in our Consolidated Financial Statements prior to consideration of our valuation allowance) which will expire in years 2012 through 2021. The valuation allowance is primarily attributable to state and foreign net operating loss carryforwards and foreign tax credit carryforwards which more likely than not will not be utilized.

Effective income tax rates as compared to the U.S Federal income tax rate are as follows:

Years Ended September 30,	2011	2010	2009

U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	1	(1)	2

Effective income tax rate	37%	35%	38%

We recognize accrued interest related to unrecognized tax benefits in interest expense, and penalties in other expense in the Consolidated Statements of Income. As of September 30, 2011 and 2010, we had accrued interest and penalties of  $5.4 million and  $3.2 million, respectively.

A reconciliation of the change in our gross unrecognized tax benefits for the fiscal year ended September 30, 2011 and 2010 is as follows:

September 30,	2011	2010
	(in thousands)
Unrecognized tax benefits at October 1,	$5,549	$5,244
Gross decreases – tax positions in prior periods	(249)	—
Gross increases – tax positions in prior periods	2,561	177
Gross increases – current period effect of tax positions	434	128
Expiration of statute of limitations for assessments	(1,417)	—

Unrecognized tax benefits at September 30	$6,878	$5,549

As of September 30, 2011 and September 30, 2010, our liability for unrecognized tax benefits was  $6.9 million and  $5.6 million, respectively, which would affect the effective tax rate if recognized. The liabilities for unrecognized tax benefits and related interest and penalties are included in other noncurrent liabilities in our Consolidated Balance Sheets.

It is reasonably possible that the amount of the unrecognized tax benefits with respect to certain unrecognized tax positions will increase or decrease during the next 12 months. However, we do not expect the change to have a material effect on results of operations or financial position.

We file a consolidated U.S. federal income tax return, as well as income tax returns in various states and foreign jurisdictions. The tax years that remain open to examination by U.S. federal and state jurisdictions include fiscal years 2007 through 2010. Audits in foreign jurisdictions are generally complete through fiscal year 1999.

SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 5 SHAREHOLDERS' EQUITY

On September 30, 2011, we had 107,086,324 outstanding preferred stock purchase rights ("Rights") pursuant to the terms of the Rights Agreement dated January 8, 1996, as amended by Amendment No. 1 dated December 8, 2005. As adjusted for the two-for-one stock splits in fiscals 1998 and 2006, and as long as the Rights are not separately transferable, one-half Right attaches to each share of our common stock. Under the terms of the Rights Agreement each Right entitles the holder thereof to purchase one full unit consisting of one one-thousandth of a share of Series A Junior Participating Preferred Stock ("Preferred Stock"), without par value, at a price of  $250 per unit. The exercise price and the number of units of Preferred Stock issuable on exercise of the Rights are subject to adjustment in certain cases to prevent dilution. The Rights will be attached to the common stock certificates and are not exercisable or transferable apart from the common stock, until ten business days after a person acquires 15 percent or more of the outstanding common stock or ten business days following the commencement of a tender offer or exchange offer that would result in a person owning 15 percent or more of the outstanding common stock. In that event, each holder of a Right (other than the acquiring person) shall have the right to receive, upon exercise of the Right, common stock of the Company having a value equal to two times the exercise price of the Right. In the event we are acquired in a merger or certain other business combination transactions (including one in which we are the surviving corporation), or more than 50 percent of our assets or earning power is sold or transferred, each holder of a Right shall have the right to receive, upon exercise of the Right, common stock of the acquiring company having a value equal to two times the exercise price of the Right. The Rights are redeemable under certain circumstances at  $0.01 per Right and will expire, unless earlier redeemed, on January 31, 2016.

STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 6 STOCK-BASED COMPENSATION

In March 2006, the Company adopted the 2005 Long-Term Incentive Plan (the "2005 Plan") providing for common-stock based awards to employees and to non-employee Directors. The 2005 Plan permits the granting of various types of awards including stock options and restricted stock awards. Restricted stock may be granted for no consideration other than prior and future services. The purchase price per share for stock options may not be less than market price of the underlying stock on the date of grant. Stock options expire ten years after the grant date. We have the right to satisfy option exercises from treasury shares and from authorized but unissued shares. As of December 7, 2010, there were 324,162 nonqualified stock options and 169,375 shares of restricted stock awards granted under the 2005 Plan. Effective March 2, 2011, no further common-stock based awards will be made under the 2005 Plan. However, awards outstanding in the 2005 Plan and one prior equity plan remain subject to the terms and conditions of those plans.

On December 1, 2009, we amended the forms of agreement under the plan for awards of nonqualified stock options, incentive stock options and restricted stock. We also amended existing stock option and restricted stock award agreements. The amendments provide for continued vesting (and accelerated vesting upon death) of restricted stock and stock options effective upon a participant becoming retirement eligible. A participant meets the definition of retirement eligible if the participant attains age 55 and has 15 or more years of continuous service as a full-time employee. The amendments apply retroactively. As a result of the continued vesting provisions, we incurred additional compensation cost of approximately  $4.9 million in fiscal 2010.

On March 2, 2011, the 2010 Long-Term Incentive Plan (the "2010 Plan") was approved by our stockholders. The 2010 Plan, among other things, authorizes the Board of Directors to grant nonqualified stock options, restricted stock awards and stock appreciation rights to selected employees and to non-employee Directors. As of September 30, 2011, no awards have been made from the 2010 Plan.

A summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense in fiscal 2011, 2010 and 2009 is as follows:

September 30,	2011	2010	2009
	(in thousands)
Compensation expense
Stock options	$7,224	$11,475	$6,899
Restricted stock	4,877	4,380	1,449

	$12,101	$15,855	$8,348

Benefits of tax deductions in excess of recognized compensation cost of  $12.5 million,  $3.3 million and  $1.2 million are reported as a financing cash flow in the Consolidated Statements of Cash Flows for fiscal 2011, 2010 and 2009, respectively.

STOCK OPTIONS

Vesting requirements for stock options are determined by the Human Resources Committee of our Board of Directors. Options currently outstanding began vesting one year after the grant date with 25 percent of the options vesting for four consecutive years.

We use the Black-Scholes formula to estimate the fair value of stock options granted to employees. The fair value of the options is amortized to compensation expense on a straight-line basis over the requisite service periods of the stock awards, which are generally the vesting periods. The weighted-average fair value calculations for options granted within the fiscal period are based on the following weighted-average assumptions set forth in the table below. Options that were granted in prior periods are based on assumptions prevailing at the date of grant.

	2011	2010	2009

Risk-free interest rate	1.9%	2.3%	1.7%
Expected stock volatility	51.6%	49.9%	43.3%
Dividend yield	0.5%	0.5%	0.9%
Expected term (in years)	5.5	5.8	5.8

Risk-Free Interest Rate.    The risk-free interest rate is based on U.S. Treasury securities for the expected term of the option.

Expected Volatility Rate.    Expected volatilities are based on the daily closing price of our stock based upon historical experience over a period which approximates the expected term of the option.

Expected Dividend Yield.    The dividend yield is based on our current dividend yield.

Expected Term.    The expected term of the options granted represents the period of time that they are expected to be outstanding. We estimate the expected term of options granted based on historical experience with grants and exercises.

Based on these calculations, the weighted-average fair value per option granted to acquire a share of common stock was  $22.20,  $17.64 and  $8.16 per share for fiscal 2011, 2010 and 2009, respectively.

The following summary reflects the stock option activity for our common stock and related information for fiscal 2011, 2010 and 2009 (shares in thousands):

	2011		2010		2009
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at October 1,	5,572	$22.82	5,401	$20.55	4,819	$20.02
Granted	324	47.94	570	38.02	865	21.07
Exercised	(1,289)	18.24	(397)	13.63	(267)	12.18
Forfeited/Expired	(18)	34.06	(2)	38.02	(16)	26.91

Outstanding on September 30,	4,589	$25.84	5,572	$22.82	5,401	$20.55

Exercisable on September 30,	3,287	$22.35	3,888	$19.68	3,599	$17.42

Shares available to grant	6,000		761		1,656

The following table summarizes information about stock options at September 30, 2011 (shares in thousands):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

$11.3318 to $16.01	1,489	2.1	$13.91	1,489	$13.91
$21.05 to $30.2375	1,641	5.9	$24.97	1,230	$26.27
$35.105 to $47.935	1,459	7.6	$38.99	568	$36.00

$11.3318 to $47.935	4,589	5.2	$25.84	3,287	$22.35

At September 30, 2011, the weighted-average remaining life of exercisable stock options was 4.1 years and the aggregate intrinsic value was  $60.1 million with a weighted-average exercise price of  $22.35 per share.

The number of options vested or expected to vest at September 30, 2011 was 4,467,093 with an aggregate intrinsic value of  $69.0 million and a weighted-average exercise price of  $25.67 per share.

As of September 30, 2011, the unrecognized compensation cost related to the stock options was  $9.7 million. That cost is expected to be recognized over a weighted-average period of 2.5 years.

The total intrinsic value of options exercised during fiscal 2011, 2010 and 2009 was  $50.5 million,  $11.3 million and  $4.9 million, respectively.

The grant date fair value of shares vested during fiscal 2011, 2010 and 2009 was  $7.9 million,  $7.0 million and  $6.3 million, respectively.

RESTRICTED STOCK

Restricted stock awards consist of our common stock and are time vested over three to six years. We recognize compensation expense on a straight-line basis over the vesting period. The fair value of restricted stock awards is determined based on the average of the high and low price of our shares on the grant date. As of September 30, 2011, there was  $7.9 million of total unrecognized compensation cost related to unvested restricted stock awards. That cost is expected to be recognized over a weighted-average period of 2.2 years.

A summary of the status of our restricted stock awards as of September 30, 2011, and of changes in restricted stock outstanding during the fiscal years ended September 30, 2011, 2010 and 2009, is as follows (share amounts in thousands):

	2011		2010		2009
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share

Outstanding at October 1,	289	$35.23	177	$30.06	243	$29.92
Granted	169	47.94	182	38.02	—	—
Vested	(134)	33.92	(70)	29.36	(66)	29.52
Forfeited/Expired	(1)	47.94	—	—	—	—

Outstanding on September 30,	323	$42.38	289	$35.23	177	$30.06

EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 7 EARNINGS PER SHARE

ASC 260, Earnings per Share, requires companies to treat unvested share-based payment awards that have non-forfeitable rights to dividend or dividend equivalents as a separate class of securities in calculating earnings per share. We have granted and expect to continue to grant restricted stock grants to employees that contain non-forfeitable rights to dividends. Such grants are considered participating securities under ASC 260. As such, we are required to include these grants in the calculation of our basic earnings per share and calculate basic earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented.

Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

The following table sets forth the computation of basic and diluted earnings per share:

September 30,	2011	2010	2009
	(in thousands)
Numerator:
Income from continuing operations	$434,668	$286,081	$380,546
Loss from discontinued operations	(482)	(129,769)	(27,001)

Net income	434,186	156,312	353,545
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(1,295)	(404)	(617)

Numerator for basic earnings per share:
From continuing operations	433,373	285,677	379,929
From discontinued operations	(482)	(129,769)	(27,001)

	432,891	155,908	352,928
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	22	6	6
Numerator for diluted earnings per share:
From continuing operations	433,395	285,683	379,935
From discontinued operations	(482)	(129,769)	(27,001)

	$432,913	$155,914	$352,934

Denominator:
Denominator for basic earnings per share – weighted-average shares	106,643	105,711	105,364
Effect of dilutive shares from stock options and restricted stock	1,989	1,693	1,244

Denominator for diluted earnings per share – adjusted weighted-average shares	108,632	107,404	106,608

Basic earnings per common shares:
Income from continuing operations	$4.06	$2.70	$3.61
Loss from discontinued operations	—	(1.23)	(0.26)

Net income	$4.06	$1.47	$3.35

Diluted earnings per common shares:
Income from continuing operations	$3.99	$2.66	$3.56
Loss from discontinued operations	—	(1.21)	(0.25)

Net income	$3.99	$1.45	$3.31

The following shares attributable to outstanding equity awards were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	2011	2010	2009
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	310	554	1,206
Weighted-average price per share	$47.94	$38.02	$33.12

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

NOTE 8 FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

The estimated fair value of our available-for-sale securities is primarily based on market quotes. The following is a summary of available-for-sale securities, which excludes investments in limited partnerships carried at cost and assets held in a Non-qualified Supplemental Savings Plan:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in thousands)
Equity Securities:
September 30, 2011	$129,183	$203,486	$—	$332,669
September 30, 2010	$129,183	$174,025	$—	$303,208

On an on-going basis, we evaluate the marketable equity securities to determine if a decline in fair value below cost is other-than-temporary. If a decline in fair value below cost is determined to be other-than-temporary, an impairment charge is recorded and a new cost basis established. We review several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, (i) the length of time a security is in an unrealized loss position, (ii) the extent to which fair value is less than cost, (iii) the financial condition and near term prospects of the issuer and (iv) our intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

The investments in the limited partnerships carried at cost were approximately  $9.4 million and  $12.4 million at September 30, 2011 and 2010, respectively. The estimated fair value of the limited partnerships was  $15.8 million and  $22.5 million at September 30, 2011 and 2010, respectively. During fiscal 2011, we sold our investment in a limited partnership that was carried at a cost of approximately  $3.0 million and had a fair value of approximately  $3.9 million at the date of the sale. A gross realized gain of approximately  $0.9 million is included in the Consolidated Statements of Income.

The assets held in a Non-qualified Supplemental Savings Plan are carried at fair market value which totaled  $5.9 million and  $5.1 million at September 30, 2011 and 2010, respectively.

The majority of cash equivalents are invested in taxable and non-taxable money-market mutual funds. The carrying amount of cash and cash equivalents approximates fair value due to the short maturity of those investments.

At September 30, 2009, our short-term investments consisted of a bank certificate of deposit with an original maturity greater than three months. The certificate matured in the second quarter of fiscal 2010. Interest earned is included in interest and dividend income on the Consolidated Statements of Income. The carrying amount of the certificate of deposit approximated fair value.

The carrying value of other assets, accrued liabilities and other liabilities approximated fair value at September 30, 2011 and 2010.

ASC 820 defines fair value as "the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date". ASC 820 establishes a fair value hierarchy to prioritize the inputs used in valuation techniques into three levels as follows:

  •
  Level 1 – Observable inputs that reflect quoted prices in active markets for identical assets or liabilities in active markets.

  •
  Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3 – Valuations based on inputs that are unobservable and not corroborated by market data.

At September 30, 2011, our financial assets utilizing Level 1 inputs include cash equivalents, equity securities with active markets and money market funds we have elected to classify as restricted assets that are included in other current assets and other assets. Also included is cash denominated in a foreign currency we have elected to classify as restricted that is included in current assets of discontinued operations and limited to remaining liabilities of discontinued operations. For these items, quoted current market prices are readily available.

At September 30, 2011, Level 2 inputs include a bank certificate of deposit, which is included in current assets.

Currently, we do not have any financial instruments utilizing Level 3 inputs.

The following table summarizes our assets and liabilities measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2011:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(in thousands)
Assets:
Cash and cash equivalents	$364,246	$364,246	$ —	$—
Investments	332,669	332,669	—	—
Other current assets	23,544	23,294	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$722,459	$722,209	$250	$—

The following information presents the supplemental fair value information about long-term fixed-rate debt at September 30, 2011 and September 30, 2010.

September 30,	2011	2010
	(in thousands)
Carrying value of long-term fixed-rate debt	$350.0	$350.0
Fair value of long-term fixed-rate debt	$376.9	$382.9

The fair value for fixed-rate debt was estimated using discounted cash flows and interest rates currently being offered on credits with similar maturities and credit profiles. The outstanding line of credit and short-term debt bear interest at market rates and the cost of borrowings, if any, would approximate fair value. The debt was valued using a Level 2 input.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS).
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 9 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) for the years ended September 30, 2011, 2010 and 2009 were as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $11,047, $(13,730) and $54,254	$18,414	$(22,885)	$88,519
Amortization of net periodic benefit costs – net of actuarial gain, net of tax of $(2,167), $(3,276) and $(8,872)	(3,613)	(5,459)	(14,475)

	$14,801	$(28,344)	$74,044

The components of accumulated other comprehensive income (loss) at September 30, 2011 and 2010, net of applicable tax effects, were as follows:

September 30,	2011	2010
	(in thousands)
Unrealized appreciation on securities	$126,126	$107,712
Unrecognized actuarial loss and prior service cost	(27,218)	(23,605)

	$98,908	$84,107

EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 30, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 10 EMPLOYEE BENEFIT PLANS

We maintain a domestic noncontributory defined benefit pension plan covering certain U.S. employees who meet certain age and service requirements. In July 2003, we revised the Helmerich & Payne, Inc. Employee Retirement Plan ("Pension Plan") to close the Pension Plan to new participants effective October 1, 2003, and reduce benefit accruals for current participants through September 30, 2006, at which time benefit accruals were discontinued and the Pension Plan was frozen.

The following table provides a reconciliation of the changes in the pension benefit obligations and fair value of Pension Plan assets over the two-year period ended September 30, 2011 and a statement of the funded status as of September 30, 2011 and 2010:

	2011	2010
	(in thousands)
Accumulated Benefit Obligation	$104,911	$102,097
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$102,097	$89,996
Interest cost	4,519	4,825
Actuarial gain	2,411	11,482
Benefits paid	(4,116)	(4,206)

Projected benefit obligation at end of year	$104,911	$102,097

Change in plan assets
Fair value of plan assets at beginning of year	$61,388	$57,181
Actual return on plan assets	(1,323)	5,005
Employer contribution	11,335	3,408
Benefits paid	(4,116)	(4,206)

Fair value of plan assets at end of year	$67,284	$61,388

Funded status of the plan at end of year	$(37,627)	$(40,709)

The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):
Accrued liabilities	$(68)	$(181)
Noncurrent liabilities – other	(37,559)	(40,528)

Net amount recognized	$(37,627)	$(40,709)

The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2011 and 2010, and not yet reflected in net periodic benefit cost, are as follows (in thousands):
Net actuarial gain (loss)	$(43,781)	$(38,001)
Prior service cost	(2)	(2)

Total	$(43,783)	$(38,003)

The amount recognized in Accumulated Other Comprehensive Income and not yet reflected in periodic benefit cost expected to be amortized in next year's periodic benefit cost is a net actuarial loss of  $3.5 million.

The weighted average assumptions used for the pension calculations were as follows:

Years Ended September 30,	2011	2010	2009
Discount rate for net periodic benefit costs	4.48%	5.42%	7.25%
Discount rate for year-end obligations	4.33%	4.48%	5.42%
Expected return on plan assets	8.00%	8.00%	8.00%

We contributed  $11.3 million to the Pension Plan in fiscal 2011 to fund distributions in lieu of liquidating pension assets. We estimate contributing at least  $0.8 million in fiscal 2012 to meet the minimum contribution required by law and expect to make additional contributions in fiscal 2012 if needed to fund unexpected distributions.

Components of the net periodic pension expense (benefit) were as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Interest cost	$4,519	$4,825	$4,988
Expected return on plan assets	(5,050)	(4,552)	(4,643)
Amortization of prior service cost	—	—	(1)
Recognized net actuarial loss	2,976	2,295	3
Settlement/curtailment	28	—	—

Net pension expense (benefit)	$2,473	$2,568	$347

The following table reflects the expected benefits to be paid from the Pension Plan in each of the next five fiscal years, and in the aggregate for the five years thereafter (in thousands).

Years Ended September 30,
2012	2013	2014	2015	2016	2017-2021	Total
$6,171	$5,626	$5,278	$5,965	$6,678	$35,649	$65,367

Included in the Pension Plan is an unfunded supplemental executive retirement plan.

INVESTMENT STRATEGY AND ASSET ALLOCATION

Our investment policy and strategies are established with a long-term view in mind. The investment strategy is intended to help pay the cost of the Plan while providing adequate security to meet the benefits promised under the Plan. We maintain a diversified asset mix to minimize the risk of a material loss to the portfolio value that might occur from devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls are considered. Plan assets are invested in portfolios of diversified public-market equity securities and fixed income securities. The Plan holds no securities of the Company.

The expected long-term rate of return on Plan assets is based on historical and projected rates of return for current and planned asset classes in the Plan's investment portfolio after analyzing historical experience and future expectations of the return and volatility of various asset classes.

The target allocation for 2012 and the asset allocation for the Pension Plan at the end of fiscal 2011 and 2010, by asset category, follows:

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2012	2011	2010

U.S. equities	56%	56%	53%
International equities	14	13	15
Fixed income	25	30	31
Real estate and other	5	1	1

Total	100%	100%	100%

PLAN ASSETS

The fair value of Plan assets at September 30, 2011 and 2010, summarized by level within the fair value hierarchy described in Note 8, are as follows:

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$156	$156	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Common collective trust	535	—	535	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$66,474	$535	$275

	Fair Value as of September 30, 2010
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$63	$63	$—	$—
Mutual funds:
Domestic stock funds	17,858	17,858	—	—
Bond funds	18,872	18,872	—	—
International stock funds	8,956	8,956	—	—

Total Mutual funds	45,686	45,686	—	—
Domestic common stock	13,710	13,710	—	—
Common collective trust	785	—	785	—
Foreign equity stock	869	869	—	—
Oil and gas properties	275	—	—	275

Total	$61,388	$60,328	$785	$275

The Plan's financial assets utilizing Level 1 inputs include publicly traded mutual funds, common stock and foreign equity stocks. These assets are valued based on quoted prices in active markets for identical securities. The Plan's financial assets utilizing Level 2 inputs include a common collective trust (Wells Fargo Short-term Investment Fund). The statements of net assets available for benefits present the fair value of the Wells Fargo Short-term Investment Fund. The Plan's interest in the common collective trust is valued at net asset value per unit provided by the Plan's trustee. The Plan's financial instruments utilizing Level 3 inputs consist of oil and gas properties. The fair value of oil and gas properties is determined by Wells Fargo Bank, N.A., based upon actual revenue received for the previous twelve-month period and experience with similar assets.

The following table sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended September 30, 2011 and 2010:

	Oil and Gas Properties
Years Ended September 30,	2011	2010
	(in thousands)
Balance, beginning of year	$275	$435
Unrealized losses relating to property still held at the reporting date	—	(160)

Balance, end of year	$275	$275

DEFINED CONTRIBUTION PLAN

Substantially all employees on the United States payroll may elect to participate in the 401(k)/Thrift Plan by contributing a portion of their earnings. We contribute an amount equal to 100 percent of the first five percent of the participant's compensation subject to certain limitations. The annual expense incurred for this defined contribution plan was  $21.0 million,  $14.2 million and  $14.3 million in fiscal 2011, 2010 and 2009, respectively.

SUPPLEMENTAL BALANCE SHEET INFORMATION	12 Months Ended
Sep. 30, 2011
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION

NOTE 11 SUPPLEMENTAL BALANCE SHEET INFORMATION

The following reflects the activity in our reserve for bad debt for 2011, 2010 and 2009:

September 30,	2011	2010	2009
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$830	$659	$1,331
Provision for (recovery of) bad debt	106	206	(645)
Write-off of bad debt	(160)	(35)	(27)

Balance at September 30,	$776	$830	$659

Accounts receivable, prepaid expenses, accrued liabilities and long-term liabilities at September 30 consist of the following:

September 30,	2011	2010
	(in thousands)
Accounts receivable, net of reserve:
Trade receivables	$460,540	$409,920
Income tax	—	47,739

Total accounts receivable, net of reserve	$460,540	$457,659

Prepaid expenses and other:
Restricted cash	$16,015	$12,848
Prepaid insurance	10,117	9,196
Deferred mobilization	8,512	14,430
Prepaid value added tax	3,884	15,481
Other	11,208	12,216

Total prepaid expenses and other	$49,736	$64,171

Accrued liabilities:
Accrued operating costs	$50,415	$23,436
Payroll and employee benefits	43,077	33,392
Taxes payable, other than income tax	37,789	44,934
Accrued income taxes	17,075	—
Deferred mobilization	11,281	13,522
Self-insurance liabilities	5,452	4,135
Deferred income	4,073	6,438
Other	23,736	18,255

Total accrued liabilities	$192,898	$144,112

Noncurrent liabilities – Other:
Pension and other non-qualified retirement plans	$50,225	$51,690
Self-insurance liabilities	13,780	5,328
Deferred mobilization	12,033	7,816
Deferred income	10,569	14,983
Uncertain tax positions including interest and penalties	9,829	6,755
Other	7,849	5,034

Total noncurrent liabilities – other	$104,285	$91,606

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Sep. 30, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 12 SUPPLEMENTAL CASH FLOW INFORMATION

Years Ended September 30,	2011	2010	2009
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$16,107	$16,721	$12,196
Income taxes paid	$19,621	$104,028	$31,009

Capital expenditures on the Consolidated Statements of Cash Flows for the years ended September 30, 2011, 2010 and 2009 do not include additions which have been incurred but not paid for as of the end of the year. The following table reconciles total capital expenditures incurred to total capital expenditures in the Consolidated Statements of Cash Flows:

September 30,	2011	2010	2009
	(in thousands)
Capital expenditures incurred	$730,347	$345,264	$819,798
Additions incurred prior year but paid for in current year	25,508	9,816	66,857
Additions incurred but not paid for as of the end of the year	(61,591)	(25,508)	(9,816)

Capital expenditures per Consolidated Statements of Cash Flows	$694,264	$329,572	$876,839

RISK FACTORS	12 Months Ended
Sep. 30, 2011
RISK FACTORS
RISK FACTORS

NOTE 13 RISK FACTORS

CONCENTRATION OF CREDIT

Financial instruments which potentially subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term investments and trade receivables. We place temporary cash investments in the U.S. with established financial institutions and invest in a diversified portfolio of highly rated, short-term money market instruments. Our trade receivables, primarily with established companies in the oil and gas industry, may impact credit risk as customers may be similarly affected by prolonged changes in economic and industry conditions. International sales also present various risks including governmental activities that may limit or disrupt markets and restrict the movement of funds. Most of our international sales, however, are to large international or government-owned national oil companies. We perform ongoing credit evaluations of customers and do not typically require collateral in support for trade receivables. We provide an allowance for doubtful accounts, when necessary, to cover estimated credit losses. Such an allowance is based on management's knowledge of customer accounts. Except as disclosed in Note 2, Discontinued Operations, no significant credit losses have been experienced in recent history.

VOLATILITY OF MARKET

Our operations can be materially affected by oil and gas prices. Oil and natural gas prices are volatile and very difficult to predict. While current energy prices are important contributors to positive cash flow for customers, expectations about future prices and price volatility are generally more important for determining a customer's future spending levels. This volatility, along with the difficulty in predicting future prices, can lead many exploration and production companies to base their capital spending on much more conservative estimates of commodity prices. As a result, demand for contract drilling services is not always purely a function of the movement of commodity prices.

In addition, customers may finance their exploration activities through cash flow from operations, the incurrence of debt or the issuance of equity. Any deterioration in the credit and capital markets may cause difficulty for customers to obtain funding for their capital needs. A reduction of cash flow resulting from declines in commodity prices or a reduction of available financing may result in a reduction in customer spending and the demand for drilling services. This reduction in spending could have a material adverse effect on our operations.

SELF-INSURANCE

We self-insure a significant portion of expected losses relating to worker's compensation, general liability and automobile liability. Insurance coverage has been purchased for individual claims that exceed  $1 million or  $2 million, depending on whether a claim occurs outside or inside of the United States. Insurance is purchased over deductibles to reduce our exposure to catastrophic events. We record estimates for incurred outstanding liabilities for worker's compensation, general liability claims and for claims that are incurred but not reported. Estimates are based on adjusters' estimates, historic experience and statistical methods that we believe are reliable. Nonetheless, insurance estimates include certain assumptions and management judgments regarding the frequency and severity of claims, claim development and settlement practices. Unanticipated changes in these factors may produce materially different amounts of expense that would be reported under these programs.

We have a wholly-owned captive insurance company, White Eagle Assurance Company, which provides a portion of our physical damage insurance for company-owned drilling rigs and reinsures international casualty deductibles and a stop-loss on our self-insured health plan. With the exception of "named wind storm" risk in the Gulf of Mexico, we insure rigs and related equipment at values that approximate the current replacement cost on the inception date of the policy.

INTERNATIONAL DRILLING OPERATIONS

International drilling operations may significantly contribute to our revenues and net operating income. There can be no assurance that we will be able to successfully conduct such operations, and a failure to do so may have an adverse effect on our financial position, results of operations, and cash flows. Also, the success of our international operations will be subject to numerous contingencies, some of which are beyond management's control. These contingencies include general and regional economic conditions, fluctuations in currency exchange rates, modified exchange controls, changes in international regulatory requirements and international employment issues, risk of expropriation of real and personal property and the burden of complying with foreign laws. Additionally, in the event that extended labor strikes occur or a country experiences significant political, economic or social instability, we could experience shortages in labor and/or material and supplies necessary to operate some of our drilling rigs, thereby potentially causing an adverse material effect on our business, financial condition and results of operations.

We are not operating in any country that is currently considered highly inflationary, which is defined as cumulative inflation rates exceeding 100 percent in the most recent three-year period. All of our foreign subsidiaries use the U.S. dollar as the functional currency and local currency monetary assets are remeasured into U.S. dollars with gains and losses resulting from foreign currency transactions included in current results of operations. As such, if a foreign economy is considered highly inflationary, there would be no impact on the Consolidated Financial Statements.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14 COMMITMENTS AND CONTINGENCIES

COMMITMENTS

During fiscal 2011, we announced agreements to build and operate 58 new FlexRigs. Subsequent to September 30, 2011, we announced that agreements had been reached to build and operate 17 additional FlexRigs. As of November 17, 2011, 47 new FlexRigs with customer commitments remained under construction. During construction, rig construction cost is included in construction in progress and then transferred to contract drilling equipment when the rig is placed in the field for service. Equipment, parts and supplies are ordered in advance to promote efficient construction progress. At September 30, 2011, we had purchase orders outstanding of approximately  $361.3 million for the purchase of drilling equipment.

LEASES

At September 30, 2011, we were leasing approximately 135,000 square feet of office space near downtown Tulsa, Oklahoma. We also lease other office space and equipment for use in operations. For operating leases that contain built-in pre-determined rent escalations, rent expense is recognized on a straight-line basis over the life of the lease. Leasehold improvements are capitalized and amortized over the lease term. Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of a year at September 30, 2011 are as follows:

Fiscal Year	Amount (in thousands)

2012	$5,979
2013	4,557
2014	2,524
2015	2,343
2016	1,961
Thereafter	6,489

Total	$23,853

Total rent expense was  $5.8 million,  $5.4 million and  $5.2 million for fiscal 2011, 2010 and 2009, respectively.

CONTINGENCIES

Various legal actions, the majority of which arise in the ordinary course of business, are pending. We maintain insurance against certain business risks subject to certain deductibles. None of these legal actions are expected to have a material adverse effect on our financial condition, cash flows or results of operations.

We are contingently liable to sureties in respect of bonds issued by the sureties in connection with certain commitments entered into by us in the normal course of business. We have agreed to indemnify the sureties for any payments made by them in respect of such bonds.

During the ordinary course of our business, contingencies arise resulting from an existing condition, situation, or set of circumstances involving an uncertainty as to the realization of a possible gain contingency. We account for gain contingencies in accordance with the provisions of ASC 450, Contingencies, and, therefore, we do not record gain contingencies and recognize income until realized. As discussed in Note 2, Discontinued Operations, property and equipment of our Venezuelan subsidiary was seized by the Venezuelan government on June 30, 2010. Our wholly-owned subsidiaries, Helmerich & Payne International Drilling Co. and Helmerich & Payne de Venezuela, C.A., filed a lawsuit in the United States District Court for the District of Columbia on September 23, 2011 against the Bolivarian Republic of Venezuela, Petroleos de Venezuela, S.A. and PDVSA Petroleo, S.A. Our subsidiaries seek damages for the taking of their Venezuelan drilling business in violation of international law and for breach of contract. Additionally, we are participating in two arbitrations against third parties not affiliated with the Venezuelan government, Petroleo or PDVSA in an attempt to collect an aggregate  $75 million relating to the seizure of our property in Venezuela. While there exists the possibility of realizing a recovery, we are currently unable to determine the timing or amounts we may receive, if any, or the likelihood of recovery. No gain contingencies are recognized in our Consolidated Financial Statements.

SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15 SEGMENT INFORMATION

We operate principally in the contract drilling industry. Our contract drilling business includes the following reportable operating segments: U.S. Land, Offshore and International Land. The contract drilling operations consist mainly of contracting Company-owned drilling equipment primarily to large oil and gas exploration companies. Our primary international areas of operation include Colombia, Ecuador, Argentina, Tunisia, Bahrain and other South American countries. The International Land operations have similar services, have similar types of customers, operate in a consistent manner and have similar economic and regulatory characteristics. Therefore, we have aggregated our international operations into a single reportable segment. Each reportable segment is a strategic business unit which is managed separately. Other includes non-reportable operating segments. Revenues included in Other consist primarily of rental income. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

We evaluate segment performance based on income or loss from operations (segment operating income) before income taxes which includes:

  •
  revenues from external and internal customers
  •
  direct operating costs
  •
  depreciation and
  •
  allocated general and administrative costs

but excludes corporate costs for other depreciation, income from asset sales and other corporate income and expense.

General and administrative costs are allocated to the segments based primarily on specific identification and, to the extent that such identification is not practical, on other methods which we believe to be a reasonable reflection of the utilization of services provided.

Segment operating income for all segments is a non-GAAP financial measure of our performance, as it excludes certain general and administrative expenses, corporate depreciation, income from asset sales and other corporate income and expense. We consider segment operating income to be an important supplemental measure of operating performance for presenting trends in our core businesses. We use this measure to facilitate period-to-period comparisons in operating performance of our reportable segments in the aggregate by eliminating items that affect comparability between periods. We believe that segment operating income is useful to investors because it provides a means to evaluate the operating performance of the segments on an ongoing basis using criteria that are used by our internal decision makers. Additionally, it highlights operating trends and aids analytical comparisons. However, segment operating income has limitations and should not be used as an alternative to operating income or loss, a performance measure determined in accordance with GAAP, as it excludes certain costs that may affect our operating performance in future periods.

Summarized financial information of our reportable segments for continuing operations for each of the years ended September 30, 2011, 2010 and 2009 is shown in the following table:

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets

2011
Contract Drilling
U.S. Land	$2,100,508	$—	$2,100,508	$691,615	$264,127	$3,719,387	$694,249
Offshore	201,417	—	201,417	45,291	14,684	151,656	7,092
International Land	226,849	—	226,849	19,711	28,018	333,142	20,638

	2,528,774	—	2,528,774	756,617	306,829	4,204,185	721,979
Other	15,120	829	15,949	(7,682)	8,639	792,177	8,368

	2,543,894	829	2,544,723	748,935	315,468	4,996,362	730,347
Eliminations	—	(829)	(829)	—	—	—	—

Total	$2,543,894	$—	$2,543,894	$748,935	$315,468	$4,996,362	$730,347

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

2009
Contract Drilling
U.S. Land	$1,441,164	$—	$1,441,164	$573,708	$187,259	$2,955,574	$703,073
Offshore	204,702	—	204,702	55,293	11,872	129,465	17,584
International Land	187,099	—	187,099	18,955	19,278	391,099	94,627

	1,832,965	—	1,832,965	647,956	218,409	3,476,138	815,284
Other	10,775	836	11,611	(7,032)	9,126	532,346	4,514

	1,843,740	836	1,844,576	640,924	227,535	4,008,484	819,798
Eliminations	—	(836)	(836)	—	—	—	—

Total	$1,843,740	$—	$1,843,740	$640,924	$227,535	$4,008,484	$819,798

The following table reconciles segment operating income to income from continuing operations before income taxes and equity in income of affiliate as reported on the Consolidated Statements of Income:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Segment operating income	$748,935	$498,853	$640,924
Income from asset sales	13,903	4,992	5,402
Gain from involuntary conversion of long-lived assets	—	—	541
Corporate general and administrative costs and corporate depreciation	(60,327)	(52,049)	(37,992)

Operating income	702,511	451,796	608,875
Other income (expense)
Interest and dividend income	1,951	1,811	2,755
Interest expense	(17,355)	(17,158)	(13,590)
Gain on sale of investment securities	913	—	—
Other	(953)	1,787	245

Total unallocated amounts	(15,444)	(13,560)	(10,590)

Income from continuing operations before income taxes and equity in income of affiliate	$687,067	$438,236	$598,285

The following table presents revenues from external customers and long-lived assets by country based on the location of service provided:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Revenues
United States	$2,276,118	$1,572,139	$1,613,940
Colombia	74,504	57,533	77,322
Argentina	44,205	55,855	42,087
Ecuador	42,598	52,115	52,250
Other Foreign	106,469	137,520	58,141

Total	$2,543,894	$1,875,162	$1,843,740

Long-Lived Assets
United States	$3,423,185	$2,973,712	$2,879,222
Argentina	78,221	91,322	99,896
Colombia	67,369	59,798	62,942
Ecuador	28,439	27,772	26,022
Other Foreign	79,856	122,416	126,191

Total	$3,677,070	$3,275,020	$3,194,273

Long-lived assets are comprised of property, plant and equipment.

Revenues from one company doing business with the contract drilling business accounted for approximately 12.5 percent of total operating revenues during the years ended September 30, 2011 and 2010 and 10.1 percent of the total operating revenues during the year ended September 30, 2009. Revenues from another company doing business with the contract drilling business accounted for approximately 11.5 percent, 10.6 percent and 12.4 percent of total operating revenues during the years ended September 30, 2011, 2010 and 2009, respectively. Collectively, the receivables from these customers were approximately  $95.5 million and  $85.1 million at September 30, 2011 and 2010, respectively.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 16 SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

(in thousands, except per share amounts)

2011	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$594,642	$604,406	$644,095	$700,751
Operating income	170,726	164,265	174,418	193,102
Income from continuing operations	104,365	98,961	109,828	121,514
Net income	104,150	98,790	109,826	121,420
Basic earnings per common share:
Income from continuing operations	0.98	0.92	1.02	1.13
Net income	0.98	0.92	1.02	1.13
Diluted earnings per common share:
Income from continuing operations	0.96	0.91	1.01	1.11
Net income	0.96	0.91	1.01	1.11

2010	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$396,242	$436,579	$483,384	$558,957
Operating income	105,384	101,706	111,474	133,232
Income from continuing operations	63,802	74,105	64,883	83,291
Net income (loss)	63,235	46,747	(36,715)	83,045
Basic earnings per common share:
Income from continuing operations	0.61	0.70	0.61	0.78
Net income (loss)	0.60	0.44	(0.35)	0.78
Diluted earnings per common share:
Income from continuing operations	0.60	0.68	0.61	0.77
Net income (loss)	0.59	0.43	(0.34)	0.77

The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to changes in the average number of common shares outstanding.

In the first quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of  $1.7 million,  $0.02 per share on a diluted basis.

In the second quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of  $2.6 million,  $0.02 per share on a diluted basis.

In the third quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of  $2.2 million,  $0.02 per share on a diluted basis, and an after-tax gain from the sale of investment securities of  $0.6 million,  $0.01 per share on a diluted basis.

In the fourth quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of  $2.4 million,  $0.02 per share on a diluted basis.

In the first quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $0.7 million,  $0.01 per share on a diluted basis.

In the second quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $0.6 million,  $0.01 per share on a diluted basis.

In the third quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $1.5 million,  $0.01 per share on a diluted basis.

In the fourth quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $0.5 million with no effect on diluted earnings per share.

SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 SUBSEQUENT EVENTS

We have evaluated events and transactions occurring after the balance sheet date through the date these consolidated financial statements were issued, and have determined we have no recognized subsequent events.

Subsequent to September 30, 2011, we sold two conventional rigs from our U.S. Land segment.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Helmerich & Payne, Inc. and its wholly-owned subsidiaries. Fiscal years of our foreign operations end on August 31 to facilitate reporting of consolidated results. There were no significant intervening events which materially affected the financial statements.

FOREIGN CURRENCIES

FOREIGN CURRENCIES

The functional currency for all our foreign operations is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the period. Income statement accounts are translated at average rates for the year. Gains and losses from remeasurement of foreign currency financial statements and foreign currency translations into U.S. dollars are included in direct operating costs. Aggregate foreign currency remeasurement and transaction losses included in direct operating costs totaled  $1.2 million,  $0.5 million and  $3.0 million in fiscal 2011, 2010 and 2009, respectively.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

Cash equivalents consist of investments in short-term, highly liquid securities having original maturities of three months or less. The carrying values of these assets approximate their fair values. We primarily utilize a cash management system with a series of separate accounts consisting of lockbox accounts for receiving cash, concentration accounts, and several "zero-balance" disbursement accounts for funding payroll and accounts payable. As a result of our cash management system, checks issued, but not presented to the banks for payment, may create negative book cash balances. Checks outstanding in excess of related book cash balances are included in accounts payable where applicable and included as a financing activity in the Consolidated Statements of Cash Flows.

RESTRICTED CASH AND CASH EQUIVALENTS

RESTRICTED CASH AND CASH EQUIVALENTS

We had restricted cash and cash equivalents of  $18.0 million and  $14.8 million at September 30, 2011 and 2010, respectively. Restricted cash is primarily for the purpose of potential insurance claims in our wholly-owned captive insurance company. Of the total at September 30, 2011,  $2.0 million is from the initial capitalization of the captive company and management has elected to restrict an additional  $16.0 million. The restricted amounts are primarily invested in short-term money market securities.

The restricted cash and cash equivalents are reflected in the balance sheet as follows:

September 30,	2011	2010
	(in thousands)
Other current assets	$16,015	$12,848
Other assets	$2,000	$2,000

INVENTORIES AND SUPPLIES

INVENTORIES AND SUPPLIES

Inventories and supplies are primarily replacement parts and supplies held for use in our drilling operations. Inventories and supplies are valued at the lower of cost (moving average or actual) or market value.

INVESTMENTS

INVESTMENTS

We maintain investments in equity securities of unaffiliated companies. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

We regularly review investment securities for impairment based on criteria that include the extent to which the investment's carrying value exceeds its related fair value, the duration of the market decline and the financial strength and specific prospects of the issuer of the security. Unrealized losses that are other than temporary are recognized in earnings.

Investments in companies owned from 20 to 50 percent are accounted for using the equity method by recognizing our proportionate share of the income or loss of the investee. Effective April 1, 2009, Atwood Oceanics, Inc. ("Atwood") was accounted for as an available-for-sale investment, as we determined that we no longer had the ability to exercise significant influence over operating and financial policies at Atwood and discontinued accounting for Atwood using the equity method. The investment in Atwood is now recorded at fair value with changes deferred as a component of other comprehensive income. We have no other equity method investments.

PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation. Substantially all property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets (contract drilling equipment, 4-15 years; real estate buildings and equipment, 10-45 years; and other, 2-23 years). Depreciation in the Consolidated Statements of Income includes abandonments of  $4.9 million,  $4.2 million and  $5.3 million for fiscal 2011, 2010 and 2009, respectively. The cost of maintenance and repairs is charged to direct operating cost, while betterments and refurbishments are capitalized.

During the quarter ended September 30, 2011, we made a decision to reclassify two land rigs in the U.S. Land segment previously presented as assets held for sale during fiscal 2011 to property and equipment, due to our intention to utilize such equipment in operations. A third land rig previously presented as held for sale during fiscal 2011 was sold during the fourth quarter. Effective September 30, 2011, we decommissioned seven idle mechanical highly mobile rigs.

We lease office space and equipment for use in operations. Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital leases or operating leases as appropriate under ASC 840, Leases. We do not have significant capital leases.

CAPITALIZATION OF INTEREST

CAPITALIZATION OF INTEREST

We capitalize interest on major projects during construction. Interest is capitalized based on the average interest rate on related debt. Capitalized interest for fiscal 2011, 2010 and 2009 was  $8.2 million,  $6.4 million and  $6.6 million, respectively.

VALUATION OF LONG-LIVED ASSETS

VALUATION OF LONG-LIVED ASSETS

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Changes that could prompt such an assessment include a significant decline in revenue or cash margin per day, extended periods of low rig utilization, changes in market demand for a specific asset, obsolescence, completion of specific contracts and/or overall general market conditions. If a review of the long-lived assets indicates that the carrying value of certain of these assets is more than the estimated undiscounted future cash flows, an impairment charge is made to adjust the carrying value down to the estimated fair value of the asset. The fair value of drilling rigs is determined based upon estimated discounted future cash flows or estimated fair market value, if available. Cash flows are estimated by management considering factors such as prospective market demand, recent changes in rig technology and its effect on each rig's marketability, any cash investment required to make a rig marketable, suitability of rig size and make up to existing platforms, and competitive dynamics due to lower industry utilization.

SELF INSURANCE ACCRUALS

SELF INSURANCE ACCRUALS

We have accrued a liability for estimated worker's compensation and other casualty claims incurred. The liability for other benefits to former or inactive employees after employment but before retirement is not material.

DRILLING REVENUES

DRILLING REVENUES

Contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized on a straight-line basis over the term of the related drilling contract. Costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as revenues and direct costs. Reimbursements for fiscal 2011, 2010 and 2009 were  $251.0 million,  $145.7 million and  $136.3 million, respectively. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

RENT REVENUES

RENT REVENUES

We enter into leases with tenants in our rental properties consisting primarily of retail and multi-tenant warehouse space. The lease terms of tenants occupying space in the retail centers and warehouse buildings generally range from one to eleven years. Minimum rents are recognized on a straight-line basis over the term of the related leases. Overage and percentage rents are based on tenants' sales volume. Recoveries from tenants for property taxes and operating expenses are recognized in other operating revenues in the Consolidated Statements of Income. Our rent revenues are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)

Minimum rents	$8,941	$8,613	$8,803
Overage and percentage rents	$1,135	$1,241	$1,414

At September 30, 2011, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2012	$7,156
2013	5,706
2014	4,712
2015	3,696
2016	2,535
Thereafter	7,698

Total	$31,503

Leasehold improvement allowances are capitalized and amortized over the lease term.

At September 30, 2011 and 2010, the cost and accumulated depreciation for real estate properties were as follows:

September 30,	2011	2010
	(in thousands)

Real estate properties	$61,476	$61,735
Accumulated depreciation	(39,665)	(39,030)

	$21,811	$22,705

INCOME TAXES

INCOME TAXES

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial basis and the tax basis of our assets and liabilities.

We provide for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed in ASC 740, Income Taxes, which was adopted effective October 1, 2007, and is more fully discussed in Note 4. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in other expense in the Consolidated Statements of Income.

EARNINGS PER SHARE

EARNINGS PER SHARE

Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

We record compensation expense associated with stock options in accordance with ASC 718, Compensation—Stock Compensation. Compensation expense is determined using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate, volatility, dividend yield and expected remaining term of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Stock-based compensation is recognized on a straight-line basis over the requisite service periods of the stock awards, which is generally the vesting period. Compensation expense related to stock options is recorded as a component of general and administrative expenses in the Consolidated Statements of Income.

TREASURY STOCK

TREASURY STOCK

Treasury stock purchases are accounted for under the cost method whereby the cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to additional paid-in capital using the average-cost method.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the location of restricted cash and cash equivalents in the balance sheet

September 30,	2011	2010
	(in thousands)
Other current assets	$16,015	$12,848
Other assets	$2,000	$2,000

Schedule of rent revenues

Years Ended September 30,	2011	2010	2009
	(in thousands)

Minimum rents	$8,941	$8,613	$8,803
Overage and percentage rents	$1,135	$1,241	$1,414

Schedule of future minimum rental income to be received on noncancelable operating leases

At September 30, 2011, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2012	$7,156
2013	5,706
2014	4,712
2015	3,696
2016	2,535
Thereafter	7,698

Total	$31,503

Schedule of cost and accumulated depreciation for real estate properties

September 30,	2011	2010
	(in thousands)

Real estate properties	$61,476	$61,735
Accumulated depreciation	(39,665)	(39,030)

	$21,811	$22,705

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2011
DISCONTINUED OPERATIONS
Summary of operating results from discontinued operations

Years Ended September 30,	2011	2010	2009
	(in thousands)

Revenue	$—	$13,534	$50,298
Loss before income taxes	(487)	(125,944)	(22,470)
Income tax provision (benefit)	(5)	3,825	4,531

Loss from discontinued operations	$(482)	$(129,769)	$(27,001)

Significant categories of assets and liabilities from discontinued operations

September 30,	2011	2010
	(in thousands)
Other current assets	$7,529	$10,270

Total assets	$7,529	$10,270

Total current liabilities	$4,979	$7,992
Total noncurrent liabilities	2,550	2,278

Total liabilities	$7,529	$10,270

DEBT (Tables)	12 Months Ended
Sep. 30, 2011
DEBT
Component of unsecured long-term debt outstanding

	September 30,
	2011	2010
	(in thousands)
Unsecured intermediate debt issued August 15, 2002:
Series C, due August 15, 2012, 6.46%	$75,000	$75,000
Series D, due August 15, 2014, 6.56%	75,000	75,000
Unsecured senior notes issued July 21, 2009:
Due July 21, 2012, 6.10%	40,000	40,000
Due July 21, 2013, 6.10%	40,000	40,000
Due July 21, 2014, 6.10%	40,000	40,000
Due July 21, 2015, 6.10%	40,000	40,000
Due July 21, 2016, 6.10%	40,000	40,000
Unsecured senior credit facility due December 18, 2011, .61%	—	10,000

	$350,000	$360,000
Less long-term debt due within one year	115,000	—

Long-term debt	$235,000	$360,000

Schedule of aggregate maturities of long-term debt

Years ending September 30,

2012	$115,000
2013	40,000
2014	115,000
2015	40,000
2016	40,000

$350,000

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2011
INCOME TAXES
Schedule of components of the provision for income taxes

Years Ended September 30,	2011	2010	2009
	(in thousands)

Current:
Federal	$42,377	$31,312	$45,780
Foreign	14,259	13,215	13,442
State	8,112	1,937	8,889

	64,748	46,464	68,111

Deferred:
Federal	185,076	100,206	148,367
Foreign	(4,117)	7,846	2,865
State	6,692	(2,361)	8,507

	187,651	105,691	159,739

Total provision	$252,399	$152,155	$227,850

Schedule of domestic and foreign income before income taxes and equity in income of affiliate

Years Ended September 30,	2011	2010	2009
	(in thousands)
Domestic	$666,073	$389,383	$571,028
Foreign	20,994	48,853	27,257

	$687,067	$438,236	$598,285

Schedule of components of net deferred tax liabilities

September 30,	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$898,657	$703,404
Available-for-sale securities	119,464	107,917
Other	62	136

Total deferred tax liabilities	1,018,183	811,457

Deferred tax assets:
Pension reserves	14,260	15,549
Self-insurance reserves	8,344	4,249
Net operating loss and foreign tax credit carryforwards	54,967	45,343
Financial accruals	36,672	31,102
Other	3,224	3,456

Total deferred tax assets	117,467	99,699
Valuation allowance	54,709	45,343

Net deferred tax assets	62,758	54,356

Net deferred tax liabilities	$955,425	$757,101

Schedule of effective income tax rates as compared to the U.S. Federal income tax rate

Years Ended September 30,	2011	2010	2009

U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	1	(1)	2

Effective income tax rate	37%	35%	38%

Schedule of reconciliation of the change in the entity's gross unrecognized tax benefits

September 30,	2011	2010
	(in thousands)
Unrecognized tax benefits at October 1,	$5,549	$5,244
Gross decreases – tax positions in prior periods	(249)	—
Gross increases – tax positions in prior periods	2,561	177
Gross increases – current period effect of tax positions	434	128
Expiration of statute of limitations for assessments	(1,417)	—

Unrecognized tax benefits at September 30	$6,878	$5,549

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2011
STOCK-BASED COMPENSATION
Summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense

September 30,	2011	2010	2009
	(in thousands)
Compensation expense
Stock options	$7,224	$11,475	$6,899
Restricted stock	4,877	4,380	1,449

	$12,101	$15,855	$8,348

Summary of weighted-average assumptions utilized in determining the fair value of options granted

	2011	2010	2009

Risk-free interest rate	1.9%	2.3%	1.7%
Expected stock volatility	51.6%	49.9%	43.3%
Dividend yield	0.5%	0.5%	0.9%
Expected term (in years)	5.5	5.8	5.8

Summary of stock option activity

	2011		2010		2009
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at October 1,	5,572	$22.82	5,401	$20.55	4,819	$20.02
Granted	324	47.94	570	38.02	865	21.07
Exercised	(1,289)	18.24	(397)	13.63	(267)	12.18
Forfeited/Expired	(18)	34.06	(2)	38.02	(16)	26.91

Outstanding on September 30,	4,589	$25.84	5,572	$22.82	5,401	$20.55

Exercisable on September 30,	3,287	$22.35	3,888	$19.68	3,599	$17.42

Shares available to grant	6,000		761		1,656

Summary of information about outstanding and exercisable stock options

The following table summarizes information about stock options at September 30, 2011 (shares in thousands):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

$11.3318 to $16.01	1,489	2.1	$13.91	1,489	$13.91
$21.05 to $30.2375	1,641	5.9	$24.97	1,230	$26.27
$35.105 to $47.935	1,459	7.6	$38.99	568	$36.00

$11.3318 to $47.935	4,589	5.2	$25.84	3,287	$22.35

Summary of restricted stock awards and changes in restricted stock outstanding

	2011		2010		2009
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share

Outstanding at October 1,	289	$35.23	177	$30.06	243	$29.92
Granted	169	47.94	182	38.02	—	—
Vested	(134)	33.92	(70)	29.36	(66)	29.52
Forfeited/Expired	(1)	47.94	—	—	—	—

Outstanding on September 30,	323	$42.38	289	$35.23	177	$30.06

EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2011
EARNINGS PER SHARE
Computation of basic and diluted earnings per share

September 30,	2011	2010	2009
	(in thousands)
Numerator:
Income from continuing operations	$434,668	$286,081	$380,546
Loss from discontinued operations	(482)	(129,769)	(27,001)

Net income	434,186	156,312	353,545
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(1,295)	(404)	(617)

Numerator for basic earnings per share:
From continuing operations	433,373	285,677	379,929
From discontinued operations	(482)	(129,769)	(27,001)

	432,891	155,908	352,928
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	22	6	6
Numerator for diluted earnings per share:
From continuing operations	433,395	285,683	379,935
From discontinued operations	(482)	(129,769)	(27,001)

	$432,913	$155,914	$352,934

Denominator:
Denominator for basic earnings per share – weighted-average shares	106,643	105,711	105,364
Effect of dilutive shares from stock options and restricted stock	1,989	1,693	1,244

Denominator for diluted earnings per share – adjusted weighted-average shares	108,632	107,404	106,608

Basic earnings per common shares:
Income from continuing operations	$4.06	$2.70	$3.61
Loss from discontinued operations	—	(1.23)	(0.26)

Net income	$4.06	$1.47	$3.35

Diluted earnings per common shares:
Income from continuing operations	$3.99	$2.66	$3.56
Loss from discontinued operations	—	(1.21)	(0.25)

Net income	$3.99	$1.45	$3.31

Shares attributable to outstanding equity awards excluded from the calculation of diluted earnings per share

	2011	2010	2009
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	310	554	1,206
Weighted-average price per share	$47.94	$38.02	$33.12

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
Summary of available-for-sale securities

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in thousands)
Equity Securities:
September 30, 2011	$129,183	$203,486	$—	$332,669
September 30, 2010	$129,183	$174,025	$—	$303,208

Summary of assets measured at fair value on a recurring basis

The following table summarizes our assets and liabilities measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2011:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(in thousands)
Assets:
Cash and cash equivalents	$364,246	$364,246	$ —	$—
Investments	332,669	332,669	—	—
Other current assets	23,544	23,294	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$722,459	$722,209	$250	$—

Summary of supplemental fair value information about long-term fixed-rate debt

September 30,	2011	2010
	(in thousands)
Carrying value of long-term fixed-rate debt	$350.0	$350.0
Fair value of long-term fixed-rate debt	$376.9	$382.9

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Sep. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS).
Comprehensive income (loss), net of related income taxes

Years Ended September 30,	2011	2010	2009
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $11,047, $(13,730) and $54,254	$18,414	$(22,885)	$88,519
Amortization of net periodic benefit costs – net of actuarial gain, net of tax of $(2,167), $(3,276) and $(8,872)	(3,613)	(5,459)	(14,475)

	$14,801	$(28,344)	$74,044

Components of accumulated other comprehensive income, net of related income taxes

September 30,	2011	2010
	(in thousands)
Unrealized appreciation on securities	$126,126	$107,712
Unrecognized actuarial loss and prior service cost	(27,218)	(23,605)

	$98,908	$84,107

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Sep. 30, 2011
EMPLOYEE BENEFIT PLANS
Schedule of reconciliation of the changes in the pension benefit obligations, fair value of Pension Plan assets and statement of the funded status

	2011	2010
	(in thousands)
Accumulated Benefit Obligation	$104,911	$102,097
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$102,097	$89,996
Interest cost	4,519	4,825
Actuarial gain	2,411	11,482
Benefits paid	(4,116)	(4,206)

Projected benefit obligation at end of year	$104,911	$102,097

Change in plan assets
Fair value of plan assets at beginning of year	$61,388	$57,181
Actual return on plan assets	(1,323)	5,005
Employer contribution	11,335	3,408
Benefits paid	(4,116)	(4,206)

Fair value of plan assets at end of year	$67,284	$61,388

Funded status of the plan at end of year	$(37,627)	$(40,709)

The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):
Accrued liabilities	$(68)	$(181)
Noncurrent liabilities – other	(37,559)	(40,528)

Net amount recognized	$(37,627)	$(40,709)

The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2011 and 2010, and not yet reflected in net periodic benefit cost, are as follows (in thousands):
Net actuarial gain (loss)	$(43,781)	$(38,001)
Prior service cost	(2)	(2)

Total	$(43,783)	$(38,003)

Schedule of weighted average assumptions used for the pension calculations

Years Ended September 30,	2011	2010	2009
Discount rate for net periodic benefit costs	4.48%	5.42%	7.25%
Discount rate for year-end obligations	4.33%	4.48%	5.42%
Expected return on plan assets	8.00%	8.00%	8.00%

Schedule of components of the net periodic pension expense (benefit)

Years Ended September 30,	2011	2010	2009
	(in thousands)
Interest cost	$4,519	$4,825	$4,988
Expected return on plan assets	(5,050)	(4,552)	(4,643)
Amortization of prior service cost	—	—	(1)
Recognized net actuarial loss	2,976	2,295	3
Settlement/curtailment	28	—	—

Net pension expense (benefit)	$2,473	$2,568	$347

Schedule of expected benefits to be paid from pension plan

Years Ended September 30,
2012	2013	2014	2015	2016	2017-2021	Total
$6,171	$5,626	$5,278	$5,965	$6,678	$35,649	$65,367

Schedule of target allocation and the asset allocation for the Pension Plan

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2012	2011	2010

U.S. equities	56%	56%	53%
International equities	14	13	15
Fixed income	25	30	31
Real estate and other	5	1	1

Total	100%	100%	100%

Schedule of fair value of plan assets, summarized by level within fair value hierarchy

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$156	$156	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Common collective trust	535	—	535	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$66,474	$535	$275

	Fair Value as of September 30, 2010
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$63	$63	$—	$—
Mutual funds:
Domestic stock funds	17,858	17,858	—	—
Bond funds	18,872	18,872	—	—
International stock funds	8,956	8,956	—	—

Total Mutual funds	45,686	45,686	—	—
Domestic common stock	13,710	13,710	—	—
Common collective trust	785	—	785	—
Foreign equity stock	869	869	—	—
Oil and gas properties	275	—	—	275

Total	$61,388	$60,328	$785	$275

Summary of changes in fair value of plan's Level 3 assets

	Oil and Gas Properties
Years Ended September 30,	2011	2010
	(in thousands)
Balance, beginning of year	$275	$435
Unrealized losses relating to property still held at the reporting date	—	(160)

Balance, end of year	$275	$275

SUPPLEMENTAL BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Sep. 30, 2011
SUPPLEMENTAL BALANCE SHEET INFORMATION
Schedule of supplemental balance sheet information, reflecting activity in the entity's reserve for bad debt

September 30,	2011	2010	2009
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$830	$659	$1,331
Provision for (recovery of) bad debt	106	206	(645)
Write-off of bad debt	(160)	(35)	(27)

Balance at September 30,	$776	$830	$659

Schedule of supplemental balance sheet information, accounts receivable, prepaid expenses, accrued liabilities and long-term liabilities

September 30,	2011	2010
	(in thousands)
Accounts receivable, net of reserve:
Trade receivables	$460,540	$409,920
Income tax	—	47,739

Total accounts receivable, net of reserve	$460,540	$457,659

Prepaid expenses and other:
Restricted cash	$16,015	$12,848
Prepaid insurance	10,117	9,196
Deferred mobilization	8,512	14,430
Prepaid value added tax	3,884	15,481
Other	11,208	12,216

Total prepaid expenses and other	$49,736	$64,171

Accrued liabilities:
Accrued operating costs	$50,415	$23,436
Payroll and employee benefits	43,077	33,392
Taxes payable, other than income tax	37,789	44,934
Accrued income taxes	17,075	—
Deferred mobilization	11,281	13,522
Self-insurance liabilities	5,452	4,135
Deferred income	4,073	6,438
Other	23,736	18,255

Total accrued liabilities	$192,898	$144,112

Noncurrent liabilities – Other:
Pension and other non-qualified retirement plans	$50,225	$51,690
Self-insurance liabilities	13,780	5,328
Deferred mobilization	12,033	7,816
Deferred income	10,569	14,983
Uncertain tax positions including interest and penalties	9,829	6,755
Other	7,849	5,034

Total noncurrent liabilities – other	$104,285	$91,606

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Sep. 30, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplement cash flow information

Years Ended September 30,	2011	2010	2009
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$16,107	$16,721	$12,196
Income taxes paid	$19,621	$104,028	$31,009

Schedule of reconciliation of total capital expenditures incurred to total capital expenditures in the consolidated statements of cash flows

September 30,	2011	2010	2009
	(in thousands)
Capital expenditures incurred	$730,347	$345,264	$819,798
Additions incurred prior year but paid for in current year	25,508	9,816	66,857
Additions incurred but not paid for as of the end of the year	(61,591)	(25,508)	(9,816)

Capital expenditures per Consolidated Statements of Cash Flows	$694,264	$329,572	$876,839

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments required under operating leases

Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of a year at September 30, 2011 are as follows:

Fiscal Year	Amount (in thousands)

2012	$5,979
2013	4,557
2014	2,524
2015	2,343
2016	1,961
Thereafter	6,489

Total	$23,853

SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2011
SEGMENT INFORMATION
Summarized financial information of reportable segments

Summarized financial information of our reportable segments for continuing operations for each of the years ended September 30, 2011, 2010 and 2009 is shown in the following table:

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets

2011
Contract Drilling
U.S. Land	$2,100,508	$—	$2,100,508	$691,615	$264,127	$3,719,387	$694,249
Offshore	201,417	—	201,417	45,291	14,684	151,656	7,092
International Land	226,849	—	226,849	19,711	28,018	333,142	20,638

	2,528,774	—	2,528,774	756,617	306,829	4,204,185	721,979
Other	15,120	829	15,949	(7,682)	8,639	792,177	8,368

	2,543,894	829	2,544,723	748,935	315,468	4,996,362	730,347
Eliminations	—	(829)	(829)	—	—	—	—

Total	$2,543,894	$—	$2,543,894	$748,935	$315,468	$4,996,362	$730,347

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

2009
Contract Drilling
U.S. Land	$1,441,164	$—	$1,441,164	$573,708	$187,259	$2,955,574	$703,073
Offshore	204,702	—	204,702	55,293	11,872	129,465	17,584
International Land	187,099	—	187,099	18,955	19,278	391,099	94,627

	1,832,965	—	1,832,965	647,956	218,409	3,476,138	815,284
Other	10,775	836	11,611	(7,032)	9,126	532,346	4,514

	1,843,740	836	1,844,576	640,924	227,535	4,008,484	819,798
Eliminations	—	(836)	(836)	—	—	—	—

Total	$1,843,740	$—	$1,843,740	$640,924	$227,535	$4,008,484	$819,798

Reconciliation of segment operating income to income from continuing operations before income taxes

Years Ended September 30,	2011	2010	2009
	(in thousands)
Segment operating income	$748,935	$498,853	$640,924
Income from asset sales	13,903	4,992	5,402
Gain from involuntary conversion of long-lived assets	—	—	541
Corporate general and administrative costs and corporate depreciation	(60,327)	(52,049)	(37,992)

Operating income	702,511	451,796	608,875
Other income (expense)
Interest and dividend income	1,951	1,811	2,755
Interest expense	(17,355)	(17,158)	(13,590)
Gain on sale of investment securities	913	—	—
Other	(953)	1,787	245

Total unallocated amounts	(15,444)	(13,560)	(10,590)

Income from continuing operations before income taxes and equity in income of affiliate	$687,067	$438,236	$598,285

Revenues from external customers and long-lived assets by country based on the location of service provided

Years Ended September 30,	2011	2010	2009
	(in thousands)
Revenues
United States	$2,276,118	$1,572,139	$1,613,940
Colombia	74,504	57,533	77,322
Argentina	44,205	55,855	42,087
Ecuador	42,598	52,115	52,250
Other Foreign	106,469	137,520	58,141

Total	$2,543,894	$1,875,162	$1,843,740

Long-Lived Assets
United States	$3,423,185	$2,973,712	$2,879,222
Argentina	78,221	91,322	99,896
Colombia	67,369	59,798	62,942
Ecuador	28,439	27,772	26,022
Other Foreign	79,856	122,416	126,191

Total	$3,677,070	$3,275,020	$3,194,273

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Selected quarterly financial data (unaudited)

(in thousands, except per share amounts)

2011	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$594,642	$604,406	$644,095	$700,751
Operating income	170,726	164,265	174,418	193,102
Income from continuing operations	104,365	98,961	109,828	121,514
Net income	104,150	98,790	109,826	121,420
Basic earnings per common share:
Income from continuing operations	0.98	0.92	1.02	1.13
Net income	0.98	0.92	1.02	1.13
Diluted earnings per common share:
Income from continuing operations	0.96	0.91	1.01	1.11
Net income	0.96	0.91	1.01	1.11

2010	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$396,242	$436,579	$483,384	$558,957
Operating income	105,384	101,706	111,474	133,232
Income from continuing operations	63,802	74,105	64,883	83,291
Net income (loss)	63,235	46,747	(36,715)	83,045
Basic earnings per common share:
Income from continuing operations	0.61	0.70	0.61	0.78
Net income (loss)	0.60	0.44	(0.35)	0.78
Diluted earnings per common share:
Income from continuing operations	0.60	0.68	0.61	0.77
Net income (loss)	0.59	0.43	(0.34)	0.77

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended
	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Contract drilling equipment Y	Sep. 30, 2011 Real estate buildings and equipment Y	Sep. 30, 2011 Other Y	Sep. 30, 2011 Minimum Y	Sep. 30, 2011 Maximum Y	Sep. 30, 2011 U.S. Land Rig	Sep. 30, 2011 U.S. Land Rig
FOREIGN CURRENCIES
Foreign currency remeasurement and transaction losses	$ 1,200,000	$ 500,000	$ 3,000,000
CASH AND CASH EQUIVALENTS
Maximum original maturity period of investments classified as cash equivalents (in months)	3
RESTRICTED CASH AND CASH EQUIVALENTS
Restricted cash and cash equivalents	18,000,000	14,800,000
Restricted cash and cash equivalents from initial capitalization of captive company	2,000,000
Additional cash and cash equivalents restricted at the election of management for potential insurance claims	16,000,000
Other current assets	16,015,000	12,848,000
Other assets	2,000,000	2,000,000
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives, minimum (in years)				4	10	2
Estimated useful lives, maximum (in years)				15	45	23
Depreciation associated with abandonments	4,900,000	4,200,000	5,300,000
Number of land rigs reclassified									2
Number of idle mechanical highly mobile rigs decommissioned										7
INVESTMENTS
Equity method investment ownership percentage							20.00%	50.00%
RENT REVENUES
Lease term (in years)							1	11
Minimum rents	8,941,000	8,613,000	8,803,000
Overage and percentage rents	1,135,000	1,241,000	1,414,000
Fiscal Year
2012	7,156,000
2013	5,706,000
2014	4,712,000
2015	3,696,000
2016	2,535,000
Thereafter	7,698,000
Total	31,503,000
CAPITALIZATION OF INTEREST
Capitalized interest	8,200,000	6,400,000	6,600,000
DRILLING REVENUES
Reimbursements received	251,000,000	145,700,000	136,300,000
Cost and accumulated depreciation for real estate properties
Real estate properties	61,476,000	61,735,000
Accumulated depreciation	(39,665,000)	(39,030,000)
Real estate properties, Net	$ 21,811,000	$ 22,705,000

DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010 Rig	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating results from discontinued operations
Loss before income taxes		$ (487)	$ (125,944)	$ (22,470)
Income tax provision (benefit)		(5)	3,825	4,531
Loss from discontinued operations		(482)	(129,769)	(27,001)
Assets and Liabilities from Discontinued Operations
Other current assets		7,529	10,270
Current liabilities		4,979	7,992
Noncurrent liabilities		2,550	2,278
Venezuelan subsidiary
Discontinued Operations, Additional Disclosures
Number of rigs owned subject to forceful acquisition	11
Operating results from discontinued operations
Revenue			13,534	50,298
Loss before income taxes		(487)	(125,944)	(22,470)
Income tax provision (benefit)		(5)	3,825	4,531
Loss from discontinued operations		(482)	(129,769)	(27,001)
Assets and Liabilities from Discontinued Operations
Other current assets		7,529	10,270
Total assets		7,529	10,270
Current liabilities		4,979	7,992
Noncurrent liabilities		2,550	2,278
Total liabilities		$ 7,529	$ 10,270

DEBT (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 LetterOfCredit Trust	Sep. 30, 2010
Debt
Debt Instrument, Gross	$ 350,000,000	$ 360,000,000
Long-term debt due within one year	115,000,000
Long-term debt	235,000,000	360,000,000
Maximum | Unsecured intermediate debt issued August 15, 2002
Debt
Ratio of debt to total capitalization (as a percent)	55.00%
Unsecured intermediate debt issued August 15, 2002
Debt
Weighted-average interest rate (as a percent)	6.53%
Debt held by a company affiliated with one Board member	3,000,000
Series C, due August 15, 2012, 6.46%
Debt
Debt Instrument, Gross	75,000,000	75,000,000
Long-term debt stated interest rate percentage	6.46%
Series D, due August 15, 2014, 6.56%
Debt
Debt Instrument, Gross	75,000,000	75,000,000
Long-term debt stated interest rate percentage	6.56%
Minimum | Unsecured senior notes issued July 21, 2009
Debt
Interest coverage ratio, numerator	2.5
Interest coverage ratio, denominator	1
Maximum | Unsecured senior notes issued July 21, 2009
Debt
Funded leverage ratio (as a percent)	55.00%
Unsecured senior notes issued July 21, 2009
Debt
Long-term debt stated interest rate percentage	6.10%
Face amount of the debt instrument	200,000,000
Number of equal annual principal repayments (in installments)	5
Annual principal repayments	40,000,000
Due July 21, 2012, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2013, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2014, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2015, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2016, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Minimum | Unsecured senior credit facility due December 18, 2011
Debt
Interest coverage ratio, numerator	3
Interest coverage ratio, denominator	1
LIBOR spread on borrowings (as a percent)	0.30%
Maximum | Unsecured senior credit facility due December 18, 2011
Debt
Funded leverage ratio (as a percent)	50.00%
Number of days outstanding to have the option to borrow at the prime rate of interest	30
LIBOR spread on borrowings (as a percent)	0.45%
Unsecured senior credit facility due December 18, 2011
Debt
Debt Instrument, Gross		10,000,000
Long-term debt stated interest rate percentage	0.61%
Maximum borrowing capacity that may be allowed to expire at maturity	400,000,000
Base rate for the variable rate	LIBOR
LIBOR spread on borrowings (as a percent)	0.35%
Commitment fee (as a percent)	0.08%
Number of letters of credit	2
Letters of credit outstanding	21,900,000
Available borrowing capacity	$ 378,100,000
Number of funded collateral trusts	2

DEBT (Details 2) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Aggregate maturities of long-term debt
2012	$ 115,000
2013	40,000
2014	115,000
2015	40,000
2016	40,000
Total long-term debt	$ 350,000	$ 360,000

INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current:
Federal	$ 42,377,000	$ 31,312,000	$ 45,780,000
Foreign	14,259,000	13,215,000	13,442,000
State	8,112,000	1,937,000	8,889,000
Total current	64,748,000	46,464,000	68,111,000
Deferred:
Federal	185,076,000	100,206,000	148,367,000
Foreign	(4,117,000)	7,846,000	2,865,000
State	6,692,000	(2,361,000)	8,507,000
Total deferred	187,651,000	105,691,000	159,739,000
Total provision	252,399,000	152,155,000	227,850,000
Domestic and foreign income before income taxes and equity in income of affiliate
Domestic	666,073,000	389,383,000	571,028,000
Foreign	20,994,000	48,853,000	27,257,000
Income from continuing operations before income taxes and equity in income of affiliate	687,067,000	438,236,000	598,285,000
Deferred tax liabilities:
Property, plant and equipment	898,657,000	703,404,000
Available-for-sale securities	119,464,000	107,917,000
Other	62,000	136,000
Total deferred tax liabilities	1,018,183,000	811,457,000
Deferred tax assets:
Pension reserves	14,260,000	15,549,000
Self-insurance reserves	8,344,000	4,249,000
Net operating loss and foreign tax credit carryforwards	54,967,000	45,343,000
Financial accruals	36,672,000	31,102,000
Other	3,224,000	3,456,000
Total deferred tax assets	117,467,000	99,699,000
Valuation allowance	54,709,000	45,343,000
Net deferred tax assets	62,758,000	54,356,000
Net deferred tax liabilities	955,425,000	757,101,000
Effective income tax rates as compared to the U.S. Federal income tax rate
U.S. Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Effect of foreign taxes (as a percent)	1.00%	1.00%	1.00%
State income taxes (as a percent)	1.00%	(1.00%)	2.00%
Effective income tax rate (as a percent)	37.00%	35.00%	38.00%
Accrued interest and penalties related to unrecognized tax benefits	5,400,000	3,200,000
Reconciliation of the change in gross unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	5,549,000	5,244,000
Gross decreases - tax positions in prior periods	(249,000)
Gross increases - tax positions in prior periods	2,561,000	177,000
Gross increases - current period effect of tax positions	434,000	128,000
Expiration of statute of limitations for assessments	(1,417,000)
Unrecognized tax benefits at the end of the period	6,878,000	5,549,000	5,244,000
Liability for unrecognized tax benefits which would affect the effective tax rate if recognized	6,900,000	5,600,000
Operating Loss Carryforwards
Amount of foreign tax credit carryforwards for income tax purposes	44,000,000
State and Local jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	10,300,000
Foreign jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	$ 29,000,000

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig
Outstanding preferred stock purchase rights	107,086,324
Stock split ratio	2
Number of rights per common stock share	0.5
Number of units that each Right holder is entitled to purchase	1
Number of shares callable by rights (in shares)	0.001
Purchase price of preferred stock	$ 250
Number of business days following the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable	10
Number of business days following a tender or exchange offer resulting in the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable	10
Number of multiples of the exercise price that the Right holder has right to receive in value of acquiring company's common stock	2
Redemption price per right (in dollars per right)	0.01
Minimum
Percentage of common stock to be acquired for rights to be exercisable and transferable	15.00%
Percentage of common stock to be acquired in a tender or exchange offer for rights to be exercisable and transferable	15.00%
Percentage of assets or earning power sold or transferred allowing Right holder the right to receive common stock of acquiring company	50.00%

STOCK-BASED COMPENSATION (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2009 Y	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2010 Stock options	Sep. 30, 2011 Stock options Y	Sep. 30, 2010 Stock options Y	Sep. 30, 2009 Stock options Y	Dec. 31, 2010 Restricted stock	Sep. 30, 2011 Restricted stock	Sep. 30, 2010 Restricted stock	Sep. 30, 2009 Restricted stock
Common-stock based award plan
Number of prior equity plans		1
The period from the grant date after which options expire (in years)						10Y
Granted (in shares)									169,375	169,375	182,000
Participant's age for retirement eligibility (in years)	55
Minimum continuous service period as a full-time employee for retirement eligibility (in years)	15
Additional compensation cost			$ 4,900,000
Compensation expense (in dollars)		12,101,000	15,855,000	8,348,000		7,224,000	11,475,000	6,899,000		4,877,000	4,380,000	1,449,000
Excess tax benefit from stock-based compensation		$ 12,511,000	$ 3,344,000	$ 1,217,000
Vesting period, minimum (in years)						1Y				3Y
Option vesting rights (as a percent)						25.00%
Vesting period, maximum (in years)						4Y				6Y
Weighted-average assumptions utilized in determining the fair value of options
Risk-free interest rate (as a percent)						1.90%	2.30%	1.70%
Expected stock volatility (as a percent)						51.60%	49.90%	43.30%
Dividend yield (as a percent)						0.50%	0.50%	0.90%
Expected term (in years)						5.5	5.8	5.8
Weighted-average fair value of options granted (in dollars per share)						$ 22.2	$ 17.64	$ 8.16
Options
Options outstanding at the beginning of the period (in shares)						5,572,000	5,401,000	4,819,000
Granted (in shares)					324,162	324,162	570,000	865,000
Exercised (in shares)						(1,289,000)	(397,000)	(267,000)
Forfeited/Expired (in shares)						(18,000)	(2,000)	(16,000)
Option outstanding at the end of the period (in shares)						4,589,000	5,572,000	5,401,000
Exercisable (in shares)						3,287,000	3,888,000	3,599,000
Shares available to grant (in shares)						6,000,000	761,000	1,656,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)						$ 22.82	$ 20.55	$ 20.02
Granted (in dollars per share)						$ 47.94	$ 38.02	$ 21.07
Exercised (in dollars per share)						$ 18.24	$ 13.63	$ 12.18
Forfeited/Expired (in dollars per share)						$ 34.06	$ 38.02	$ 26.91
Outstanding at the end of the period (in dollars per share)						$ 25.84	$ 22.82	$ 20.55
Exercisable (in dollars per share)						$ 22.35	$ 19.68	$ 17.42

STOCK-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Y
Range of Exercise Prices from $11.3318 to $16.01
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 16.01
Outstanding Stock Options, Options at the end of the period (in shares)	1,489
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	2.1
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 13.91
Exercisable Stock Options, Options at the end of the period (in shares)	1,489
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 13.91
Range of Exercise Prices from $21.05 to $30.2375
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 21.05
Exercise price, high end of range (in dollars per share)	$ 30.2375
Outstanding Stock Options, Options at the end of the period (in shares)	1,641
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	5.9
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 24.97
Exercisable Stock Options, Options at the end of the period (in shares)	1,230
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 26.27
Range of Exercise Prices from $35.105 to $47.935
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 35.105
Exercise price, high end of range (in dollars per share)	$ 47.935
Outstanding Stock Options, Options at the end of the period (in shares)	1,459
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	7.6
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 38.99
Exercisable Stock Options, Options at the end of the period (in shares)	568
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 36
Range of Exercise Prices from $11.3318 to $47.935
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 47.935
Outstanding Stock Options, Options at the end of the period (in shares)	4,589
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	5.2
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 25.84
Exercisable Stock Options, Options at the end of the period (in shares)	3,287
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 22.35

STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2011 Y	Sep. 30, 2010	Sep. 30, 2009
Stock options
Stock based awards
Exercisable stock options, weighted-average remaining life (in years)		4.1
Exercisable stock options, aggregate intrinsic value (in dollars)		$ 60.1
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)		$ 22.35
Number of options vested or expected to vest (in shares)		4,467,093
Options vested or expected to vest, aggregate intrinsic value (in dollars)		69
Options vested or expected to vest, weighted-average exercise price (in dollars per share)		$ 25.67
Unrecognized compensation cost (in dollars)		9.7
Unrecognized compensation cost expected to be recognized (in years)		2.5
Total intrinsic value of options exercised (in dollars)		50.5	11.3	4.9
Grant date fair value of shares vested (in dollars)		7.9	7	6.3
Minimum vested period (in years)		1Y
Maximum vested period (in years)		4Y
Restricted stock
Stock based awards
Unrecognized compensation cost (in dollars)		$ 7.9
Unrecognized compensation cost expected to be recognized (in years)		2.2
Minimum vested period (in years)		3Y
Maximum vested period (in years)		6Y
Restricted stock awards activity, shares
Unvested at the beginning of the period (in shares)		289,000	177,000	243,000
Granted (in shares)	169,375	169,375	182,000
Vested (in shares)		(134,000)	(70,000)	(66,000)
Forfeited (in shares)		(1,000)
Unvested at the end of the period (in shares)		323,000	289,000	177,000
Restricted stock awards activity, weighted average grant date fair value
Unvested at the beginning of the period (in dollars per share)		$ 35.23	$ 30.06	$ 29.92
Granted (in dollars per share)		$ 47.94	$ 38.02
Vested (in dollars per share)		$ 33.92	$ 29.36	$ 29.52
Forfeited (in dollars per share)		$ 47.94
Unvested at the end of the period (in dollars per share)		$ 42.38	$ 35.23	$ 30.06

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Numerator:
Income from continuing operations	$ 121,514	$ 109,828	$ 98,961	$ 104,365	$ 83,291	$ 64,883	$ 74,105	$ 63,802	$ 434,668	$ 286,081	$ 380,546
Loss from discontinued operations									(482)	(129,769)	(27,001)
NET INCOME	121,420	109,826	98,790	104,150	83,045	(36,715)	46,747	63,235	434,186	156,312	353,545
Adjustment for basic earnings per share:
Earnings allocated to unvested shareholders									(1,295)	(404)	(617)
Numerator for basic earnings per share:
From continuing operations									433,373	285,677	379,929
From discontinued operations									(482)	(129,769)	(27,001)
Net income (loss) attributable to parent, basic									432,891	155,908	352,928
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders									22	6	6
Numerator for diluted earnings per share:
From continuing operations									433,395	285,683	379,935
From discontinued operations									(482)	(129,769)	(27,001)
Net income (loss) attributable to parent, diluted									$ 432,913	$ 155,914	$ 352,934
Denominator:
Denominator for basic earnings per share - weighted-average shares (in shares)									106,643	105,711	105,364
Effect of dilutive shares from stock options and restricted stock (in shares)									1,989	1,693	1,244
Denominator for diluted earnings per share - adjusted weighted-average shares (in shares)									108,632	107,404	106,608
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ 0.61	$ 0.7	$ 0.61	$ 4.06	$ 2.7	$ 3.61
Loss from discontinued operations (in dollars per share)										$ (1.23)	$ (0.26)
Net income (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ (0.35)	$ 0.44	$ 0.6	$ 4.06	$ 1.47	$ 3.35
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ 0.61	$ 0.68	$ 0.6	$ 3.99	$ 2.66	$ 3.56
Loss from discontinued operations (in dollars per share)										$ (1.21)	$ (0.25)
Net income (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ (0.34)	$ 0.43	$ 0.59	$ 3.99	$ 1.45	$ 3.31
Outstanding equity awards
Shares excluded from calculation of diluted earnings per share (in shares)									310	554	1,206
Weighted-average price per share (in dollars per share)									$ 47.94	$ 38.02	$ 33.12

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010
Limited Liability Partnerships
Investment in limited partnerships, at carried cost	$ 9,400,000	$ 12,400,000
Investment in limited partnerships, at fair value	15,800,000	22,500,000
Investment in limited partnerships sold, carried cost	3,000,000
Investment in limited partnerships sold, fair value	3,900,000
Investment sold in limited partnerships, gross realized gain	913,000
Non-qualified Supplemental Savings Plan
Assets held in Non-qualified Supplement Savings Plan, at Fair Value	5,900,000	5,100,000
Available-for-sale securities
Minimum original maturity period of bank certificate of deposit classified as short-term investment (in months)	3
Equity securities
Available-for-sale securities
Cost	129,183,000	129,183,000
Gross unrealized gains	203,486,000	174,025,000
Estimated fair value	$ 332,669,000	$ 303,208,000

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 2) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Recurring basis | Total measure at Fair Value
Assets
Cash and cash equivalents	$ 364,246,000
Investments	332,669,000
Other current assets	23,544,000
Other assets	2,000,000
Total assets measured at fair value	722,459,000
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Assets
Cash and cash equivalents	364,246,000
Investments	332,669,000
Other current assets	23,294,000
Other assets	2,000,000
Total assets measured at fair value	722,209,000
Recurring basis | Significant other observable inputs (Level 2)
Assets
Other current assets	250,000
Total assets measured at fair value	250,000
Significant other observable inputs (Level 2)
Supplemental fair value information about long-term fixed-rate debt
Carrying value of long-term fixed-rate debt	350,000	350,000
Fair value of long-term fixed-rate debt	$ 376,900	$ 382,900

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS).
Unrealized appreciation (depreciation) on securities, net of tax of $11,047, $(13,730) and $54,254	$ 18,414	$ (22,885)	$ 88,519
Unrealized appreciation (depreciation) on securities, tax expense (benefit)	11,047	(13,730)	54,254
Amortization of net periodic benefit costs net of actuarial gain, net of tax of $(2,167), $(3,276) and $(8,872)	(3,613)	(5,459)	(14,475)
Amortization of net periodic benefit costs net of actuarial gain, tax expense (benefit)	(2,167)	(3,276)	(8,872)
Total other comprehensive income (loss)	14,801	(28,344)	74,044
Accumulated other comprehensive income, net of related income taxes
Unrealized appreciation on securities	126,126	107,712
Unrecognized actuarial loss and prior service cost	(27,218)	(23,605)
Accumulated other comprehensive income	$ 98,908	$ 84,107

EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
EMPLOYEE BENEFIT PLANS
Accumulated Benefit Obligation		$ 104,911,000	$ 102,097,000
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	104,911,000	102,097,000	89,996,000
Interest cost		4,519,000	4,825,000	4,988,000
Actuarial gain		2,411,000	11,482,000
Benefits paid		(4,116,000)	(4,206,000)
Projected benefit obligation at end of year		104,911,000	102,097,000	89,996,000
Change in plan assets
Fair value of plan assets at beginning of year	67,284,000	61,388,000	57,181,000
Actual return on plan assets		(1,323,000)	5,005,000
Employer contribution		11,335,000	3,408,000
Benefits paid		(4,116,000)	(4,206,000)
Fair value of plan assets at end of year		67,284,000	61,388,000	57,181,000
Funded status of the plan at end of year		(37,627,000)	(40,709,000)
Amounts Recognized in the Consolidated Balance Sheets
Accrued liabilities		(68,000)	(181,000)
Noncurrent liabilities-other		(37,559,000)	(40,528,000)
Net amount recognized		(37,627,000)	(40,709,000)
Amounts recognized in accumulated other comprehensive income and not yet reflected in net periodic benefit cost
Net actuarial gain (loss)		(43,781,000)	(38,001,000)
Prior service cost		(2,000)	(2,000)
Total		(43,783,000)	(38,003,000)
Net actuarial loss, which is expected to be amortized in next year's periodic benefit cost		3,500,000
Weighted average assumptions used for the pension calculations
Discount rate for net periodic benefit costs (as a percent)		4.48%	5.42%	7.25%
Discount rate for year-end obligations (as a percent)		4.33%	4.48%	5.42%
Expected return on plan assets (as a percent)		8.00%	8.00%	8.00%
Estimated contribution by the employer in next fiscal year to Pension Plan		800,000
Components of the net periodic pension expense (benefit)
Interest cost		4,519,000	4,825,000	4,988,000
Expected return on plan assets		(5,050,000)	(4,552,000)	(4,643,000)
Amortization of prior service cost				(1,000)
Recognized net actuarial loss		2,976,000	2,295,000	3,000
Settlement/curtailment		28,000
Net pension expense (benefit)		2,473,000	2,568,000	347,000
Expected benefits to be paid from the Pension Plan
2012		6,171,000
2013		5,626,000
2014		5,278,000
2015		5,965,000
2016		6,678,000
2017-2021		35,649,000
Total		$ 65,367,000
Asset Category, Target Allocation
U.S. equities, Target Allocation (as a percent)	56.00%
International equities, Target Allocation (as a percent)	14.00%
Fixed income, Target Allocation (as a percent)	25.00%
Real estate and other, Target Allocation (as a percent)	5.00%
Total target allocation (as a percent)	100.00%
Asset Category, Percentage of Plan Assets
U.S. equities, Percentage of Plan Assets		56.00%	53.00%
International equities, Percentage of Plan Assets		13.00%	15.00%
Fixed income, Percentage of Plan Assets		30.00%	31.00%
Real estate and other, Percentage of Plan Assets		1.00%	1.00%
Total percentage of plan assets		100.00%	100.00%

EMPLOYEE BENEFIT PLANS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
PLAN ASSETS
Fair value of plan assets	$ 67,284,000	$ 61,388,000	$ 57,181,000
DEFINED CONTRIBUTION PLAN
Percentage of employer's contribution under 401(k)/ Thrift Plan matching the first 5 percent of participant's compensation subject to certain limitations	100.00%
Percentage of participant's compensation eligible for employer's matching contribution	5.00%
Annual expense incurred for defined contribution plan	21,000,000	14,200,000	14,300,000
Total measure at Fair Value
PLAN ASSETS
Fair value of plan assets	67,284,000	61,388,000
Total measure at Fair Value | Short-term investments
PLAN ASSETS
Fair value of plan assets	156,000	63,000
Total measure at Fair Value | Mutual funds:
PLAN ASSETS
Fair value of plan assets	57,263,000	45,686,000
Total measure at Fair Value | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	28,288,000	17,858,000
Total measure at Fair Value | Bond funds
PLAN ASSETS
Fair value of plan assets	20,127,000	18,872,000
Total measure at Fair Value | International stock funds
PLAN ASSETS
Fair value of plan assets	8,848,000	8,956,000
Total measure at Fair Value | Domestic common stock
PLAN ASSETS
Fair value of plan assets	8,252,000	13,710,000
Total measure at Fair Value | Common collective trust
PLAN ASSETS
Fair value of plan assets	535,000	785,000
Total measure at Fair Value | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	803,000	869,000
Total measure at Fair Value | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	275,000	275,000
Quoted prices in active markets for identical assets (Level 1)
PLAN ASSETS
Fair value of plan assets	66,474,000	60,328,000
Quoted prices in active markets for identical assets (Level 1) | Short-term investments
PLAN ASSETS
Fair value of plan assets	156,000	63,000
Quoted prices in active markets for identical assets (Level 1) | Mutual funds:
PLAN ASSETS
Fair value of plan assets	57,263,000	45,686,000
Quoted prices in active markets for identical assets (Level 1) | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	28,288,000	17,858,000
Quoted prices in active markets for identical assets (Level 1) | Bond funds
PLAN ASSETS
Fair value of plan assets	20,127,000	18,872,000
Quoted prices in active markets for identical assets (Level 1) | International stock funds
PLAN ASSETS
Fair value of plan assets	8,848,000	8,956,000
Quoted prices in active markets for identical assets (Level 1) | Domestic common stock
PLAN ASSETS
Fair value of plan assets	8,252,000	13,710,000
Quoted prices in active markets for identical assets (Level 1) | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	803,000	869,000
Significant other observable inputs (Level 2)
PLAN ASSETS
Fair value of plan assets	535,000	785,000
Significant other observable inputs (Level 2) | Common collective trust
PLAN ASSETS
Fair value of plan assets	535,000	785,000
Significant unobservable inputs (Level 3)
PLAN ASSETS
Fair value of plan assets	275,000	275,000
Significant unobservable inputs (Level 3) | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	275,000	275,000
Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	$ 275,000	$ 275,000	$ 435,000

EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010 Oil and Gas Properties	Sep. 30, 2011 Oil and Gas Properties
Summary of changes in the fair value of the plan's Level 3 assets
Fair value of plan assets at beginning of year	$ 67,284	$ 61,388	$ 57,181	$ 435	$ 275
Unrealized losses relating to property still held at the reporting date				(160)
Fair value of plan assets at end of year	$ 67,284	$ 61,388	$ 57,181	$ 275	$ 275

SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reserve for bad debt:
Balance at the beginning of the period	$ 830	$ 659	$ 1,331
Provision for (recovery of) bad debt	106	206	(645)
Write-off of bad debt	(160)	(35)	(27)
Balance at the end of the period	776	830	659
Accounts receivable, net of reserve:
Trade receivables	460,540	409,920
Income tax		47,739
Total accounts receivable, net of reserve	460,540	457,659
Prepaid expenses and other:
Restricted cash	16,015	12,848
Prepaid insurance	10,117	9,196
Deferred mobilization	8,512	14,430
Prepaid value added tax	3,884	15,481
Other	11,208	12,216
Total prepaid expenses and other	49,736	64,171
Accrued liabilities:
Accrued operating costs	50,415	23,436
Payroll and employee benefits	43,077	33,392
Taxes payable, other than income tax	37,789	44,934
Accrued income taxes	17,075
Deferred mobilization	11,281	13,522
Self-insurance liabilities	5,452	4,135
Deferred income	4,073	6,438
Other	23,736	18,255
Total accrued liabilities	192,898	144,112
Noncurrent liabilities - Other:
Pension and other non-qualified retirement plans	50,225	51,690
Self-insurance liabilities	13,780	5,328
Deferred mobilization	12,033	7,816
Deferred income	10,569	14,983
Uncertain tax positions including interest and penalties	9,829	6,755
Other	7,849	5,034
Total noncurrent liabilities - other	$ 104,285	$ 91,606

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash payments:
Interest paid, net of amounts capitalized	$ 16,107	$ 16,721	$ 12,196
Income taxes paid	19,621	104,028	31,009
Reconciliation of total capital expenditures to total capital expenditures in the consolidated statements of cash flows
Capital expenditures incurred	730,347	345,264	819,798
Additions incurred prior year but paid for in current year	25,508	9,816	66,857
Additions incurred but not paid for as of the end of the year	(61,591)	(25,508)	(9,816)
Capital expenditures per Consolidated Statements of Cash Flows	$ 694,264	$ 329,572	$ 876,839

RISK FACTORS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig
Period for which cumulative inflation rates used for considering country as highly inflationary (in years)	3
Minimum
Insurance coverage for claims which occur outside the United States	$ 1
Insurance coverage for claims which occur in the United States	$ 2
Cumulative inflation rate before a country is considered highly inflationary (as a percent)	100.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended			1 Months Ended
	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010	Sep. 30, 2009	Nov. 30, 2011 Agreements Rig
Commitments and Contingencies
Number of new FlexRigs to build and operate (in rigs)	58			17
Number of new FlexRigs under construction (in rigs)				47
Purchase orders outstanding for drilling equipment	$ 361,300,000
Area of leased office space (in square feet)	135,000
Fiscal Year
2012	5,979,000
2013	4,557,000
2014	2,524,000
2015	2,343,000
2016	1,961,000
Thereafter	6,489,000
Total	23,853,000
Total rent expense	5,800,000	5,400,000	5,200,000
Number of arbitrations against third parties	2
Possible recovery relating to seizure of property in Venezuela	$ 75,000,000

SEGMENT INFORMATION (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment information
External Sales									$ 2,543,894	$ 1,875,162	$ 1,843,740
Total Sales	700,751	644,095	604,406	594,642	558,957	483,384	436,579	396,242	2,543,894	1,875,162	1,843,740
Segment Operating Income (Loss)									748,935	498,853	640,924
Depreciation									315,468	262,658	227,535
Amount of Total Assets Attributed to the Reportable Segment	4,996,362				4,255,100				4,996,362	4,255,100	4,008,484
Additions to Long-Lived Assets									730,347	345,264	819,798
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									748,935	498,853	640,924
Income from asset sales									13,903	4,992	5,402
Gain from involuntary conversion of long-lived assets											541
Corporate general and administrative costs and corporate depreciation									(60,327)	(52,049)	(37,992)
Operating income from continuing operations	193,102	174,418	164,265	170,726	133,232	111,474	101,706	105,384	702,511	451,796	608,875
Other income (expense)
Interest and dividend income									1,951	1,811	2,755
Interest expense									(17,355)	(17,158)	(13,590)
Gain on sale of investment securities									913
Other									(953)	1,787	245
Total other income (expense)									(15,444)	(13,560)	(10,590)
Income from continuing operations before income taxes and equity in income of affiliate									687,067	438,236	598,285
Contract Drilling
Segment information
External Sales									2,528,774	1,862,408	1,832,965
Total Sales									2,528,774	1,862,408	1,832,965
Segment Operating Income (Loss)									756,617	505,618	647,956
Depreciation									306,829	254,109	218,409
Amount of Total Assets Attributed to the Reportable Segment	4,204,185				3,801,063				4,204,185	3,801,063	3,476,138
Additions to Long-Lived Assets									721,979	339,053	815,284
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									756,617	505,618	647,956
U.S. Land
Segment information
External Sales									2,100,508	1,412,495	1,441,164
Total Sales									2,100,508	1,412,495	1,441,164
Segment Operating Income (Loss)									691,615	404,278	573,708
Depreciation									264,127	211,652	187,259
Amount of Total Assets Attributed to the Reportable Segment	3,719,387				3,257,382				3,719,387	3,257,382	2,955,574
Additions to Long-Lived Assets									694,249	305,206	703,073
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									691,615	404,278	573,708
Offshore
Segment information
External Sales									201,417	202,734	204,702
Total Sales									201,417	202,734	204,702
Segment Operating Income (Loss)									45,291	53,069	55,293
Depreciation									14,684	12,519	11,872
Amount of Total Assets Attributed to the Reportable Segment	151,656				132,342				151,656	132,342	129,465
Additions to Long-Lived Assets									7,092	9,982	17,584
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									45,291	53,069	55,293
International Land
Segment information
External Sales									226,849	247,179	187,099
Total Sales									226,849	247,179	187,099
Segment Operating Income (Loss)									19,711	48,271	18,955
Depreciation									28,018	29,938	19,278
Amount of Total Assets Attributed to the Reportable Segment	333,142				411,339				333,142	411,339	391,099
Additions to Long-Lived Assets									20,638	23,865	94,627
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									19,711	48,271	18,955
Other.
Segment information
External Sales									15,120	12,754	10,775
Intersegment sales									829	814	836
Total Sales									15,949	13,568	11,611
Segment Operating Income (Loss)									(7,682)	(6,765)	(7,032)
Depreciation									8,639	8,549	9,126
Amount of Total Assets Attributed to the Reportable Segment	792,177				454,037				792,177	454,037	532,346
Additions to Long-Lived Assets									8,368	6,211	4,514
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									(7,682)	(6,765)	(7,032)
Reportable and other
Segment information
External Sales									2,543,894	1,875,162	1,843,740
Intersegment sales									829	814	836
Total Sales									2,544,723	1,875,976	1,844,576
Segment Operating Income (Loss)									748,935	498,853	640,924
Depreciation									315,468	262,658	227,535
Amount of Total Assets Attributed to the Reportable Segment	4,996,362				4,255,100				4,996,362	4,255,100	4,008,484
Additions to Long-Lived Assets									730,347	345,264	819,798
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									748,935	498,853	640,924
Eliminations
Segment information
Intersegment sales									(829)	(814)	(836)
Total Sales									$ (829)	$ (814)	$ (836)

SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues from external customers
Total operating revenue	$ 2,543,894,000	$ 1,875,162,000	$ 1,843,740,000
Total Long-Lived Assets	3,677,070,000	3,275,020,000	3,194,273,000
Receivables from customers	95,500,000	85,100,000
Contract Drilling
Revenues from external customers
Total operating revenue	2,528,774,000	1,862,408,000	1,832,965,000
U.S. Land
Revenues from external customers
Total operating revenue	2,100,508,000	1,412,495,000	1,441,164,000
Offshore
Revenues from external customers
Total operating revenue	201,417,000	202,734,000	204,702,000
International Land
Revenues from external customers
Total operating revenue	226,849,000	247,179,000	187,099,000
Other.
Revenues from external customers
Total operating revenue	15,120,000	12,754,000	10,775,000
Reportable and other
Revenues from external customers
Total operating revenue	2,543,894,000	1,875,162,000	1,843,740,000
United States
Revenues from external customers
Total operating revenue	2,276,118,000	1,572,139,000	1,613,940,000
Total Long-Lived Assets	3,423,185,000	2,973,712,000	2,879,222,000
Argentina
Revenues from external customers
Total operating revenue	44,205,000	55,855,000	42,087,000
Total Long-Lived Assets	78,221,000	91,322,000	99,896,000
Ecuador
Revenues from external customers
Total operating revenue	42,598,000	52,115,000	52,250,000
Total Long-Lived Assets	28,439,000	27,772,000	26,022,000
Colombia
Revenues from external customers
Total operating revenue	74,504,000	57,533,000	77,322,000
Total Long-Lived Assets	67,369,000	59,798,000	62,942,000
Other Foreign
Revenues from external customers
Total operating revenue	106,469,000	137,520,000	58,141,000
Total Long-Lived Assets	$ 79,856,000	$ 122,416,000	$ 126,191,000
One company
Revenues from external customers
Revenues from major customer (as a percent)	12.50%	12.50%	10.10%
Another company
Revenues from external customers
Revenues from major customer (as a percent)	11.50%	10.60%	12.40%

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating revenues	$ 700,751,000	$ 644,095,000	$ 604,406,000	$ 594,642,000	$ 558,957,000	$ 483,384,000	$ 436,579,000	$ 396,242,000	$ 2,543,894,000	$ 1,875,162,000	$ 1,843,740,000
Operating income	193,102,000	174,418,000	164,265,000	170,726,000	133,232,000	111,474,000	101,706,000	105,384,000	702,511,000	451,796,000	608,875,000
Income from continuing operations	121,514,000	109,828,000	98,961,000	104,365,000	83,291,000	64,883,000	74,105,000	63,802,000	434,668,000	286,081,000	380,546,000
Net income	121,420,000	109,826,000	98,790,000	104,150,000	83,045,000	(36,715,000)	46,747,000	63,235,000	434,186,000	156,312,000	353,545,000
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ 0.61	$ 0.7	$ 0.61	$ 4.06	$ 2.7	$ 3.61
Net income (loss) (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ (0.35)	$ 0.44	$ 0.6	$ 4.06	$ 1.47	$ 3.35
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ 0.61	$ 0.68	$ 0.6	$ 3.99	$ 2.66	$ 3.56
Net income (loss) (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ (0.34)	$ 0.43	$ 0.59	$ 3.99	$ 1.45	$ 3.31
Gain from the sale of assets, net	2,400,000	2,200,000	2,600,000	1,700,000	500,000	1,500,000	600,000	700,000
Gain from the sale of assets, per diluted share (in dollars per share)	$ 0.02	$ 0.02	$ 0.02	$ 0.02		$ 0.01	$ 0.01	$ 0.01
Gain from the sale of investment securities, net		$ 600,000
Gain from the sale of investment securities, per diluted share (in dollars per share)		$ 0.01

Subsequent Events (Details) (U.S. Land, Sale of conventional rigs)	1 Months Ended
Sep. 30, 2011 Rig
U.S. Land | Sale of conventional rigs
Subsequent Event [Line Items]
Number of conventional rigs sold	2

Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 17, 2011	Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	HELMERICH & PAYNE INC
Entity Central Index Key	0000046765
Document Type	10-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 7,107,745,833
Entity Common Stock, Shares Outstanding		107,145,588
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY